UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                                              Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited)

Franklin DynaTech Fund	Country	Shares	Value
Common Stocks 97.9%
Aerospace & Defense 1.8%
The Boeing Co.	United States	150,000	$19,497,000
Precision Castparts Corp.	United States	100,000	24,088,000
			43,585,000
Air Freight & Logistics 1.0%
FedEx Corp.	United States	135,000	23,444,100

Biotechnology 13.8%
[a]Alnylam Pharmaceuticals Inc.	United States	200,000	19,400,000
Amgen Inc.	United States	200,000	31,858,000
[a]Avalanche Biotechnologies Inc.	United States	100,000	5,400,000
[a]Biogen Idec Inc.	United States	150,000	50,917,500
[a]Celgene Corp.	United States	600,000	67,116,000
[a]Celldex Therapeutics Inc.	United States	330,000	6,022,500
[a]Gilead Sciences Inc.	United States	500,000	47,130,000
[a]Incyte Corp.	United States	220,000	16,084,200
[a]Juno Therapeutics Inc.	United States	100,000	5,222,000
[a]Karyopharm Therapeutics Inc.	United States	250,000	9,357,500
[a]Kite Pharma Inc.	United States	100,000	5,767,000
[a]Medivation Inc.	United States	350,000	34,863,500
[a]Puma Biotechnology Inc.	United States	25,000	4,731,750
[a]Regeneron Pharmaceuticals Inc.	United States	60,000	24,615,000
			328,484,950
Capital Markets 0.5%
The Charles Schwab Corp.	United States	400,000	12,076,000

Chemicals 2.0%
Cytec Industries Inc.	United States	500,000	23,085,000
Monsanto Co.	United States	200,000	23,894,000
			46,979,000
Commercial Services & Supplies 1.1%
[a]Stericycle Inc.	United States	200,000	26,216,000

Communications Equipment 2.3%
[a]Palo Alto Networks Inc.	United States	350,000	42,899,500
QUALCOMM Inc.	United States	150,000	11,149,500
			54,049,000
Diversified Financial Services 1.9%
Intercontinental Exchange Inc.	United States	100,000	21,929,000
Moody's Corp.	United States	250,000	23,952,500
[a]On Deck Capital Inc.	United States	25,000	560,750
			46,442,250
Electrical Equipment 0.1%
Acuity Brands Inc.	United States	20,000	2,801,400

Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., A	United States	100,000	5,381,000
[a]Cognex Corp.	United States	300,000	12,399,000
[a]Keysight Technologies Inc.	United States	100,000	3,377,000
			21,157,000
Energy Equipment & Services 2.5%
[a]FMC Technologies Inc.	United States	500,000	23,420,000
Oceaneering International Inc.	United States	200,000	11,762,000
Schlumberger Ltd.	United States	300,000	25,623,000
			60,805,000
Food Products 0.0%†
[a]Freshpet Inc.	United States	49,100	837,646

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)

Health Care Equipment & Supplies 4.6%
Abbott Laboratories	United States	500,000	22,510,000
[a]DexCom Inc.	United States	400,000	22,020,000
[a]Edwards Lifesciences Corp.	United States	200,000	25,476,000
[a]HeartWare International Inc.	United States	50,000	3,671,500
[a]IDEXX Laboratories Inc.	United States	150,000	22,240,500
[a]Nevro Corp.	United States	100,000	3,867,000
Stryker Corp.	United States	100,000	9,433,000
			109,218,000
Health Care Providers & Services 2.8%
[a]HealthEquity Inc.	United States	26,100	664,245
McKesson Corp.	United States	200,000	41,516,000
UnitedHealth Group Inc.	United States	250,000	25,272,500
			67,452,745
Health Care Technology 2.9%
[a]athenahealth Inc.	United States	165,000	24,040,500
[a]Cerner Corp.	United States	550,000	35,563,000
[a]Veeva Systems Inc.	United States	400,000	10,564,000
			70,167,500
Internet & Catalog Retail 4.2%
[a]Amazon.com Inc.	United States	120,000	37,242,000
[a]Liberty Ventures, A	United States	250,000	9,430,000
[a]Netflix Inc.	United States	30,000	10,248,300
[a]The Priceline Group Inc.	United States	30,000	34,206,300
[a]Vipshop Holdings Ltd., ADR	China	500,000	9,770,000
			100,896,600
Internet Software & Services 14.1%
[a]Alibaba Group Holding Ltd., ADR	China	250,000	25,985,000
[a]Baidu Inc., ADR	China	115,000	26,216,550
[a]Demandware Inc.	United States	400,000	23,016,000
[a]Facebook Inc., A	United States	750,000	58,515,000
Google Inc., A	United States	62,000	32,900,920
[a]Google Inc., C	United States	62,000	32,636,800
[a]GrubHub Inc.	United States	200,000	7,264,000
[a]Hortonworks Inc.	United States	41,300	1,115,100
[a]LendingClub Corp.	United States	100,000	2,530,000
[a]LinkedIn Corp., A	United States	150,000	34,456,500
MercadoLibre Inc.	Argentina	100,000	12,767,000
[a]Naver Corp.	South Korea	25,000	16,274,137
[a]New Relic Inc.	United States	10,500	365,820
Tencent Holdings Ltd.	China	2,500,000	36,271,836
[a]Twitter Inc.	United States	250,000	8,967,500
[a]Yelp Inc.	United States	300,000	16,419,000
			335,701,163
IT Services 4.9%
MasterCard Inc., A	United States	650,000	56,004,000
[a]VeriFone Systems Inc.	United States	20,000	744,000
Visa Inc., A	United States	225,000	58,995,000
			115,743,000
Life Sciences Tools & Services 3.6%
[a]Fluidigm Corp.	United States	50,000	1,686,500
[a]Illumina Inc.	United States	220,000	40,607,600
Thermo Fisher Scientific Inc.	United States	200,000	25,058,000
[a]VWR Corp.	United States	250,000	6,467,500
[a]Waters Corp.	United States	100,000	11,272,000
			85,091,600
Machinery 0.8%
Flowserve Corp.	United States	300,000	17,949,000

Media 1.1%
[a]Liberty Broadband Corp., A	United States	50,000	2,504,500

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
[a]Liberty Broadband Corp., C	United States	130,000	6,476,600
Liberty Media Corp., A	United States	200,000	7,054,000
[a]Liberty Media Corp., C	United States	300,000	10,509,000
			26,544,100
Oil, Gas & Consumable Fuels 1.4%
Anadarko Petroleum Corp.	United States	250,000	20,625,000
Pioneer Natural Resources Co.	United States	85,000	12,652,250
			33,277,250
Pharmaceuticals 5.0%
AbbVie Inc.	United States	500,000	32,720,000
[a]Actavis PLC	United States	225,000	57,917,250
Merck KGaA	Germany	50,000	4,744,410
Perrigo Co. PLC	United States	140,000	23,402,400
			118,784,060
Real Estate Investment Trusts (REITs) 1.7%
American Tower Corp.	United States	400,000	39,540,000

Semiconductors & Semiconductor Equipment 6.4%
ARM Holdings PLC, ADR	United Kingdom	750,000	34,725,000
ASML Holding NV, N.Y. shs	Netherlands	200,000	21,566,000
[a]Cavium Inc.	United States	220,000	13,600,400
Intel Corp.	United States	900,000	32,661,000
Lam Research Corp.	United States	300,000	23,802,000
[a]Micron Technology Inc.	United States	300,000	10,503,000
[a]NXP Semiconductors NV	Netherlands	200,000	15,280,000
			152,137,400
Software 9.8%
[a]Adobe Systems Inc.	United States	200,000	14,540,000
[a]ANSYS Inc.	United States	150,000	12,300,000
[a]Aspen Technology Inc.	United States	500,000	17,510,000
CDK Global LLC	United States	250,000	10,190,000
[a]Cyber-Ark Software Ltd./Israel	Israel	50,000	1,982,500
[a]Guidewire Software Inc.	United States	300,000	15,189,000
[a]Hubspot Inc.	United States	40,200	1,351,122
[a]Mobileye NV	United States	100,000	4,056,000
[a]NetSuite Inc.	United States	400,000	43,668,000
[a]Salesforce.com Inc.	United States	500,000	29,655,000
[a]ServiceNow Inc.	United States	600,000	40,710,000
[a]Ultimate Software Group Inc.	United States	100,000	14,681,500
[a]Workday Inc.	United States	300,000	24,483,000
[a]Zendesk Inc.	United States	100,000	2,437,000
			232,753,122
Technology Hardware, Storage & Peripherals 3.1%
Apple Inc.	United States	500,000	55,190,000
SanDisk Corp.	United States	200,000	19,596,000
			74,786,000
Textiles, Apparel & Luxury Goods 1.8%
NIKE Inc., B	United States	300,000	28,845,000
[a]Under Armour Inc., A	United States	200,000	13,580,000
			42,425,000
Trading Companies & Distributors 0.2%
Fastenal Co.	United States	125,000	5,945,000

Wireless Telecommunication Services 1.6%
[a]SBA Communications Corp.	United States	350,000	38,766,000

Total Common Stocks (Cost $1,300,221,948)			2,334,054,886
Short Term Investments (Cost $50,612,449) 2.1%
Money Market Funds 2.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	50,612,449	50,612,449

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
Total Investments (Cost $1,350,834,397) 100.0%	2,384,667,335
Other Assets, less Liabilities (0.0)%†	(1,261,210)
Net Assets 100.0%	$2,383,406,125

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited)

Franklin Growth Fund	Country	Shares	Value
Common Stocks 89.6%
Automobiles & Components 2.2%
BorgWarner Inc.	United States	1,200,000	$65,940,000
Ford Motor Co.	United States	1,200,000	18,600,000
General Motors Co.	United States	800,000	27,928,000
Harley-Davidson Inc.	United States	913,096	60,182,157
Johnson Controls Inc.	United States	1,600,000	77,344,000
			249,994,157
Banks 0.7%
JPMorgan Chase & Co.	United States	600,000	37,548,000
Wells Fargo & Co.	United States	750,000	41,115,000
			78,663,000
Capital Goods 17.0%
3M Co.	United States	855,000	140,493,600
ABB Ltd., ADR	Switzerland	1,500,000	31,725,000
Allegion PLC	United States	366,666	20,335,297
The Boeing Co.	United States	1,100,000	142,978,000
Caterpillar Inc.	United States	550,000	50,341,500
Danaher Corp.	United States	1,000,000	85,710,000
Deere & Co.	United States	500,000	44,235,000
Emerson Electric Co.	United States	1,100,000	67,903,000
General Dynamics Corp.	United States	1,000,000	137,620,000
General Electric Co.	United States	1,800,000	45,486,000
Huntington Ingalls Industries Inc.	United States	166,666	18,743,258
Illinois Tool Works Inc.	United States	1,000,000	94,700,000
Ingersoll-Rand PLC	United States	1,100,000	69,729,000
Lockheed Martin Corp.	United States	500,000	96,285,000
Northrop Grumman Corp.	United States	1,100,000	162,129,000
Pall Corp.	United States	1,000,000	101,210,000
Precision Castparts Corp.	United States	300,000	72,264,000
Raytheon Co.	United States	600,000	64,902,000
Rockwell Collins Inc.	United States	350,000	29,568,000
[a]Sensata Technologies Holding NV	United States	1,050,000	55,030,500
Stanley Black & Decker Inc.	United States	600,000	57,648,000
Textron Inc.	United States	1,600,000	67,376,000
United Technologies Corp.	United States	900,000	103,500,000
W.W. Grainger Inc.	United States	550,000	140,189,500
			1,900,101,655
Commercial & Professional Services 2.0%
Dun & Bradstreet Corp.	United States	400,000	48,384,000
Equifax Inc.	United States	500,000	40,435,000
[a]IHS Inc., A	United States	600,000	68,328,000
Robert Half International Inc.	United States	150,000	8,757,000
[a]Stericycle Inc.	United States	200,000	26,216,000
[a]Verisk Analytics Inc., A	United States	550,000	35,227,500
			227,347,500
Consumer Durables & Apparel 2.5%
NIKE Inc., B	United States	900,000	86,535,000
Ralph Lauren Corp.	United States	225,000	41,661,000
VF Corp.	United States	2,000,000	149,800,000
			277,996,000
Consumer Services 1.3%
Carnival Corp.	United States	1,200,000	54,396,000
Graham Holdings Co., B	United States	80,000	69,096,800
Starwood Hotels & Resorts Worldwide Inc.	United States	250,000	20,267,500
			143,760,300
Diversified Financials 2.2%
American Express Co.	United States	600,000	55,824,000
[a]Berkshire Hathaway Inc., A	United States	184	41,584,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
BlackRock Inc.	United States	208,000	74,372,480
T. Rowe Price Group Inc.	United States	900,000	77,274,000
			249,054,480
Energy 2.6%
Anadarko Petroleum Corp.	United States	750,000	61,875,000
Cabot Oil & Gas Corp., A	United States	850,000	25,168,500
[a]FMC Technologies Inc.	United States	750,000	35,130,000
Halliburton Co.	United States	850,000	33,430,500
National Oilwell Varco Inc.	United States	650,000	42,594,500
Occidental Petroleum Corp.	United States	300,000	24,183,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	280,000	18,746,000
Schlumberger Ltd.	United States	550,000	46,975,500
			288,103,000
Food & Staples Retailing 0.5%
CVS Health Corp.	United States	600,000	57,786,000
Food, Beverage & Tobacco 2.2%
Bunge Ltd.	United States	250,000	22,727,500
Mead Johnson Nutrition Co., A	United States	850,000	85,459,000
[a]Monster Beverage Corp.	United States	900,000	97,515,000
PepsiCo Inc.	United States	450,000	42,552,000
			248,253,500
Health Care Equipment & Services 6.5%
Abbott Laboratories	United States	900,000	40,518,000
Aetna Inc.	United States	400,000	35,532,000
[a]Allscripts Healthcare Solutions Inc.	United States	1,100,000	14,047,000
Baxter International Inc.	United States	400,000	29,316,000
Cardinal Health Inc.	United States	300,000	24,219,000
[a]CareFusion Corp.	United States	1,000,000	59,340,000
Covidien PLC	United States	425,000	43,469,000
[a]Edwards Lifesciences Corp.	United States	200,000	25,476,000
[a]Envision Healthcare Holdings Inc.	United States	1,360,000	47,178,400
[a]Express Scripts Holding Co.	United States	361,648	30,620,736
[a]Haemonetics Corp.	United States	1,000,000	37,420,000
[a]Henry Schein Inc.	United States	350,000	47,652,500
Hill-Rom Holdings Inc.	United States	300,000	13,686,000
[a]Intuitive Surgical Inc.	United States	150,000	79,341,000
Quest Diagnostics Inc.	United States	900,000	60,354,000
Stryker Corp.	United States	400,000	37,732,000
Teleflex Inc.	United States	500,000	57,410,000
[a]Varian Medical Systems Inc.	United States	300,000	25,953,000
Zimmer Holdings Inc.	United States	100,000	11,342,000
			720,606,636
Household & Personal Products 0.3%
The Procter & Gamble Co.	United States	335,000	30,515,150
Insurance 0.3%
Aflac Inc.	United States	600,000	36,654,000
Materials 5.0%
Air Products and Chemicals Inc.	United States	500,000	72,115,000
Celanese Corp., A	United States	1,200,000	71,952,000
Cytec Industries Inc.	United States	2,000,000	92,340,000
Ecolab Inc.	United States	650,000	67,938,000
Freeport-McMoRan Inc., B	United States	1,300,000	30,368,000
Martin Marietta Materials Inc.	United States	350,000	38,612,000
Praxair Inc.	United States	550,000	71,258,000
Sigma-Aldrich Corp.	United States	800,000	109,816,000
			554,399,000
Media 1.4%
The Walt Disney Co.	United States	1,687,290	158,925,845
Pharmaceuticals, Biotechnology & Life Sciences 13.9%
AbbVie Inc.	United States	400,000	26,176,000
Agilent Technologies Inc.	United States	1,300,000	53,222,000
Allergan Inc.	United States	1,000,000	212,590,000

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
Amgen Inc.	United States	1,000,000	159,290,000
[a]Biogen Idec Inc.	United States	500,000	169,725,000
[a]Celgene Corp.	United States	780,000	87,250,800
[a]Covance Inc.	United States	200,000	20,768,000
Eli Lilly & Co.	United States	1,350,000	93,136,500
[a]Gilead Sciences Inc.	United States	600,000	56,556,000
[a]Hospira Inc.	United States	1,350,000	82,687,500
[a]Illumina Inc.	United States	400,000	73,832,000
Johnson & Johnson	United States	1,200,100	125,494,457
Merck & Co. Inc.	United States	1,000,000	56,790,000
[a]Mettler-Toledo International Inc.	United States	425,000	128,545,500
Pfizer Inc.	United States	2,761,000	86,005,150
Roche Holding AG, ADR	Switzerland	1,500,000	50,985,000
[a]Waters Corp.	United States	575,000	64,814,000
			1,547,867,907
Real Estate 0.6%
American Tower Corp.	United States	715,000	70,677,750
Retailing 1.3%
[a]Amazon.com Inc.	United States	350,000	108,622,500
Expedia Inc.	United States	200,000	17,072,000
HSN Inc.	United States	100,000	7,600,000
[a]TripAdvisor Inc.	United States	200,000	14,932,000
			148,226,500
Semiconductors & Semiconductor Equipment 0.7%
ASML Holding NV, N.Y. shs	Netherlands	250,000	26,957,500
Intel Corp.	United States	1,100,000	39,919,000
Texas Instruments Inc.	United States	250,000	13,366,250
			80,242,750
Software & Services 10.7%
[a]Alibaba Group Holding Ltd., ADR	China	480,400	49,932,776
[a]Autodesk Inc.	United States	800,000	48,048,000
Automatic Data Processing Inc.	United States	700,000	58,359,000
CDK Global LLC	United States	233,333	9,510,653
[a]Check Point Software Technologies Ltd.	Israel	525,000	41,249,250
Computer Sciences Corp.	United States	1,400,000	88,270,000
[a]Facebook Inc., A	United States	400,000	31,208,000
[a]Fortinet Inc.	United States	1,500,000	45,990,000
Google Inc., A	United States	165,000	87,558,900
[a]Google Inc., C	United States	150,000	78,960,000
IAC/InterActiveCorp	United States	300,000	18,237,000
[a]Informatica Corp.	United States	800,000	30,508,000
International Business Machines Corp.	United States	600,000	96,264,000
Intuit Inc.	United States	1,000,000	92,190,000
MasterCard Inc., A	United States	1,000,000	86,160,000
Microsoft Corp.	United States	1,300,000	60,385,000
Oracle Corp.	United States	2,400,000	107,928,000
Visa Inc., A	United States	300,000	78,660,000
[a]Yahoo! Inc.	United States	1,700,000	85,867,000
			1,195,285,579
Technology Hardware & Equipment 7.8%
Apple Inc.	United States	4,025,000	444,279,500
Cisco Systems Inc.	United States	2,945,000	81,915,175
EMC Corp.	United States	2,700,000	80,298,000
Hewlett-Packard Co.	United States	1,156,250	46,400,313
[a]Keysight Technologies Inc.	United States	650,000	21,950,500
QUALCOMM Inc.	United States	660,000	49,057,800
TE Connectivity Ltd.	United States	1,300,000	82,225,000
[a]Trimble Navigation Ltd.	United States	2,400,000	63,696,000
			869,822,288
Transportation 7.3%
Alaska Air Group Inc.	United States	3,200,000	191,232,000
Allegiant Travel Co.	United States	200,000	30,066,000

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
ArcBest Corp.	United States	260,000	12,056,200
C.H. Robinson Worldwide Inc.	United States	267,300	20,018,097
Canadian National Railway Co.	Canada	1,000,000	68,910,000
Canadian Pacific Railway Ltd.	Canada	500,000	96,345,000
Expeditors International of Washington Inc.	United States	600,000	26,766,000
Forward Air Corp.	United States	500,000	25,185,000
Heartland Express Inc.	United States	600,000	16,206,000
[a]International Consolidated Airlines Group SA, ADR	United Kingdom	1,400,000	51,828,000
Kansas City Southern	United States	400,000	48,812,000
[a]Ryanair Holdings PLC, ADR	Ireland	239,200	17,047,784
Union Pacific Corp.	United States	1,200,000	142,956,000
[a]United Continental Holdings Inc.	United States	1,050,000	70,234,500
			817,662,581
Utilities 0.6%
American Water Works Co. Inc.	United States	700,000	37,310,000
NextEra Energy Inc.	United States	250,000	26,572,500
			63,882,500
Total Common Stocks (Cost $3,912,067,488)			10,015,828,078
Short Term Investments 9.1%
Money Market Funds (Cost $563,404,373) 5.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	563,404,373	563,404,373
		Principal Amount
Repurchase Agreements (Cost $445,063,744) 4.0%
[c]Joint Repurchase Agreement, 0.057%, 1/02/15 (Maturity Value $445,065,152)	United States	$445,063,744	445,063,744
BNP Paribas Securities Corp. (Maturity Value $37,505,640)
HSBC Securities (USA) Inc. (Maturity Value $310,045,737)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $97,513,775)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.50%, 1/20/15
- 10/09/19; U.S. Government Agency Securities, Strips, 6/01/17; and U.S.
Treasury Notes, 1.625% - 4.50%, 11/15/15 - 11/30/20 (valued at $454,021,148)
Total Investments (Cost $4,920,535,605) 98.7%			11,024,296,195

Other Assets, less Liabilities 1.3%			149,933,600
Net Assets 100.0%			$11,174,229,795

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2014, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited)

Franklin Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 43.9%
Consumer Discretionary 3.4%
[a,b]Dex Media Inc.	United States	2,048,551	$18,375,502
Ford Motor Co.	United States	40,193,000	622,991,500
General Motors Co.	United States	27,940,000	975,385,400
Las Vegas Sands Corp.	United States	3,000,000	174,480,000
Target Corp.	United States	18,001,000	1,366,455,910
			3,157,688,312
Consumer Staples 0.6%
PepsiCo Inc.	United States	6,000,000	567,360,000
Energy 7.7%
Anadarko Petroleum Corp.	United States	2,500,000	206,250,000
BP PLC, ADR	United Kingdom	36,000,000	1,372,320,000
Canadian Oil Sands Ltd.	Canada	20,000,000	179,461,787
Chevron Corp.	United States	9,000,000	1,009,620,000
Diamond Offshore Drilling Inc.	United States	4,300,000	157,853,000
Eni SpA	Italy	6,000,000	105,342,598
Exxon Mobil Corp.	United States	4,000,000	369,800,000
Halliburton Co.	United States	5,000,000	196,650,000
Occidental Petroleum Corp.	United States	3,000,000	241,830,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	25,000,000	1,673,750,000
Schlumberger Ltd.	United States	3,000,000	256,230,000
Spectra Energy Corp.	United States	10,000,000	363,000,000
Total SA, B, ADR	France	15,000,000	768,000,000
The Williams Cos. Inc.	United States	2,500,000	112,350,000
Woodside Petroleum Ltd.	Australia	4,000,000	124,140,664
			7,136,598,049
Financials 1.9%
Commonwealth Bank of Australia	Australia	3,500,000	244,766,296
HSBC Holdings PLC	United Kingdom	20,000,000	189,724,957
JPMorgan Chase & Co.	United States	4,000,000	250,320,000
MetLife Inc.	United States	7,517,625	406,628,336
Outfront Media Inc.	United States	5,000,000	134,200,000
Royal Bank of Canada	Canada	4,000,000	276,391,819
The Toronto-Dominion Bank	Canada	2,000,000	95,603,875
Wells Fargo & Co.	United States	3,000,000	164,460,000
			1,762,095,283
Health Care 4.7%
AstraZeneca PLC	United Kingdom	1,000,000	71,006,576
Bristol-Myers Squibb Co.	United States	2,510,000	148,165,300
Eli Lilly & Co.	United States	12,000,000	827,880,000
Johnson & Johnson	United States	3,000,000	313,710,000
Merck & Co. Inc.	United States	15,000,000	851,850,000
Pfizer Inc.	United States	45,000,000	1,401,750,000
Sanofi, ADR	France	15,400,000	702,394,000
			4,316,755,876
Industrials 4.6%
The Boeing Co.	United States	2,500,000	324,950,000
[a,b]CEVA Holdings LLC	United Kingdom	91,371	70,812,571
Deere & Co.	United States	3,159,965	279,562,104
General Electric Co.	United States	57,500,000	1,453,025,000
Lockheed Martin Corp.	United States	3,500,000	673,995,000
Raytheon Co.	United States	3,000,000	324,510,000
Republic Services Inc.	United States	9,500,000	382,375,000
United Technologies Corp.	United States	1,000,000	115,000,000
Waste Management Inc.	United States	11,500,000	590,180,000
			4,214,409,675
Information Technology 1.6%
Cisco Systems Inc.	United States	11,133,000	309,664,395

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
[a,c]First Data Holdings Inc., B	United States	21,666,666	92,231,314
Intel Corp.	United States	21,350,000	774,791,500
Microsoft Corp.	United States	5,683,900	264,017,155
Xilinx Inc.	United States	500,000	21,645,000
			1,462,349,364
Materials 6.9%
Agrium Inc.	Canada	7,000,000	663,040,000
[a]AngloGold Ashanti Ltd., ADR	South Africa	2,305,669	20,059,320
Barrick Gold Corp.	Canada	4,000,000	43,000,000
BASF SE	Germany	5,250,000	443,912,690
BHP Billiton PLC	Australia	37,500,000	811,595,574
The Dow Chemical Co.	United States	22,000,000	1,003,420,000
E. I. du Pont de Nemours and Co.	United States	15,000,000	1,109,100,000
Freeport-McMoRan Inc., B	United States	13,713,000	320,335,680
Goldcorp Inc.	Canada	11,000,000	203,720,000
LyondellBasell Industries NV, A	United States	4,773,000	378,928,470
The Mosaic Co.	United States	6,000,000	273,900,000
Rio Tinto PLC, ADR	United Kingdom	25,050,000	1,153,803,000
			6,424,814,734
Telecommunication Services 2.5%
AT&T Inc.	United States	25,000,000	839,750,000
BCE Inc.	Canada	4,250,000	194,996,771
CenturyLink Inc.	United States	5,750,000	227,585,000
Telstra Corp. Ltd.	Australia	18,000,000	87,741,093
Telus Corp.	Canada	2,500,000	90,182,992
Verizon Communications Inc.	United States	15,000,000	701,700,000
Vodafone Group PLC	United Kingdom	50,727,271	176,046,225
			2,318,002,081
Utilities 10.0%
AGL Resources Inc.	United States	1,500,000	81,765,000
Ameren Corp.	United States	5,500,000	253,715,000
American Electric Power Co. Inc.	United States	4,500,000	273,240,000
Dominion Resources Inc.	United States	5,500,000	422,950,000
Duke Energy Corp.	United States	12,000,000	1,002,480,000
[a,b,d]Dynegy Inc.	United States	14,500,000	440,075,000
[a,b,d]Dynegy Inc., wts., 10/02/17	United States	1,143,273	4,607,390
Edison International	United States	4,000,000	261,920,000
Entergy Corp.	United States	3,500,000	306,180,000
Exelon Corp.	United States	29,000,000	1,075,320,000
FirstEnergy Corp.	United States	4,500,000	175,455,000
[e]HK Electric Investments & HK Electric Investments Ltd., 144A	Hong Kong	37,539,300	24,787,523
NextEra Energy Inc.	United States	4,000,000	425,160,000
PG&E Corp.	United States	22,500,000	1,197,900,000
Pinnacle West Capital Corp.	United States	3,750,000	256,162,500
PPL Corp.	United States	9,500,000	345,135,000
Public Service Enterprise Group Inc.	United States	10,000,000	414,100,000
Sempra Energy	United States	3,500,000	389,760,000
The Southern Co.	United States	21,000,000	1,031,310,000
SSE PLC	United Kingdom	6,000,000	151,692,678
TECO Energy Inc.	United States	4,500,000	92,205,000
Xcel Energy Inc.	United States	18,500,000	664,520,000
			9,290,440,091
Total Common Stocks and Other Equity Interests (Cost $35,325,950,324)			40,650,513,465
Equity-Linked Securities 8.5%
Consumer Discretionary 0.9%
[e]Bank of America Corp. into Target Corp., 6.50%, 144A	United States	1,350,000	102,055,950
[e]Barclays Bank PLC into Comcast Corp., 5.50%, 144A	United States	2,255,000	123,357,295
[e]Credit Suisse New York into Target Corp., 6.50%, 144A	United States	1,382,000	102,747,830
[e]Deutsche Bank AG/London into Ford Motor Co., 7.00%, 144A	United States	12,500,000	198,285,000
[e]JPMorgan Chase & Co. into General Motors Co., 7.50%, 144A	United States	3,055,000	108,053,517

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)

[e]Morgan Stanley into Ford Motor Co., 7.00%, 144A	United States	10,000,000	160,006,000
			794,505,592
Consumer Staples 0.1%
[e]Wells Fargo & Co. into Whole Foods Market Inc., 7.00%, 144A	United States	2,825,000	123,058,412
Energy 1.7%
[e]Citigroup Inc. into Anadarko Petroleum Corp., 8.00%, 144A	United States	300,000	25,261,950
[e]Citigroup Inc. into Anadarko Petroleum Corp., 8.00%, 144A	United States	905,000	76,186,973
[e]Citigroup Inc. into Anadarko Petroleum Corp., 8.00%, 144A	United States	1,628,000	138,938,078
[e]Citigroup Inc. into Cabot Oil & Gas Corp., 7.00%, 144A	United States	3,478,000	105,481,827
[e]Credit Suisse New York into Anadarko Petroleum Corp., 6.50%, 144A	United States	2,410,000	197,408,884
[e]Credit Suisse New York into Baker Hughes Inc., 6.00%, 144A	United States	2,025,000	109,984,027
[e]Credit Suisse New York into Halliburton Co., 8.00%,144A	United States	1,900,000	79,512,720
[e]Deutsche Bank AG/London into Noble Corp. PLC, 8.50%, 144A	United States	1,528,000	26,382,906
[e]Deutsche Bank AG/London into Peabody Energy Corp., 10.00%, 144A	United States	5,500,000	47,154,635
[e]The Goldman Sachs Group Inc. into Cabot Oil & Gas Corp., 7.00%, 144A	United States	2,969,000	89,831,549
[e]The Goldman Sachs Group Inc. into Schlumberger Ltd., 6.00%, 144A	United States	1,027,000	89,712,353
[e]JPMorgan Chase & Co. into Devon Energy Corp., 6.00%, 144A	United States	1,560,000	94,511,820
[e]JPMorgan Chase & Co. into Schlumberger Ltd., 6.00%, 144A	United States	1,045,000	92,177,674
[e]JPMorgan Chase & Co. into The Williams Cos. Inc., 7.50%, 144A	United States	4,420,000	187,057,936
[e]JPMorgan Chase & Co. into The Williams Cos. Inc., 8.50%, 144A	United States	4,750,000	207,847,175
			1,567,450,507
Financials 1.1%
[e]Barclays Bank PLC into Bank of America Corp., 5.50%, 144A	United States	6,565,000	111,356,843
[e]Barclays Bank PLC into Bank of America Corp., 6.00%, 144A	United States	6,135,000	108,280,296
[e]Morgan Stanley into Citigroup Inc., 6.50%, 144A	United States	3,300,000	176,266,200
[e]Credit Suisse New York into Metlife Inc., 6.00%, 144A	United States	2,500,000	137,852,500
[e]The Goldman Sachs Group Inc. into Bank of America Corp., 7.00%, 144A	United States	7,900,000	142,509,680
[e]The Goldman Sachs Group Inc. into Citigroup Inc., 5.00%, 144A	United States	2,900,000	148,656,320
[e]JPMorgan Chase & Co. into Metlife Inc., 6.00%, 144A	United States	3,040,000	165,721,952
			990,643,791
Health Care 0.1%
[e]The Goldman Sachs Group Inc. into Bristol-Myers Squibb Co., 6.00%, 144A	United States	2,049,000	111,738,937
Information Technology 2.7%
[e]Bank of America Corp. into Apple Inc., 8.00%, 144A	United States	195,000	122,105,295
[e]Bank of America Corp. into Intel Corp., 7.00%, 144A	United States	9,942,000	282,113,198
[e]Bank of America Corp. into Texas Instruments Inc., 6.00%, 144A	United States	2,870,000	142,473,688
[e]Bank of America Corp. into Xilinx Inc., 6.00%, 144A	United States	3,425,000	146,580,752
[e]Barclays Bank PLC into Broadcom Corp., 6.50%, 144A	United States	3,035,000	105,548,195
[e]Barclays Bank PLC into Xilinx Inc., 6.00%, 144A	United States	2,535,000	110,979,258
[e]Credit Suisse New York into Broadcom Corp., 6.00%, 144A	United States	4,000,000	163,591,200
[e]Credit Suisse New York into Cisco Systems Inc., 6.00%, 144A	United States	5,400,000	150,487,740
[e]Credit Suisse New York into Freescale Semiconductor Ltd., 7.00%, 144A	United States	2,350,000	53,185,905
[e]Deutsche Bank AG/London into Cisco Systems Inc., 6.50%, 144A	United States	7,900,000	216,734,130
[e]Deutsche Bank AG/London into Texas Instruments Inc., 6.00%, 144A	United States	1,455,000	69,863,426
[e]The Goldman Sachs Group Inc. into Cisco Systems Inc., 6.50%, 144A	United States	6,486,000	167,410,146
[e]The Goldman Sachs Group Inc. into Intel Corp., 6.50%, 144A	United States	5,350,000	196,976,300
[e]The Goldman Sachs Group Inc. into Microsoft Corp., 6.25%, 144A	United States	5,600,000	239,574,720
[e]JPMorgan Chase & Co. into Apple Inc., 7.00%, 144A	United States	303,000	178,645,618
[e]Royal Bank of Canada into Microsoft Corp., 5.50%, 144A	United States	3,100,000	145,852,520
			2,492,122,091
Materials 1.8%
[e]Barclays Bank PLC into Barrick Gold Corp., 8.00%, 144A	Canada	8,265,000	97,385,669
[e]Barclays Bank PLC into The Mosaic Co., 6.50%, 144A	United States	2,046,000	94,990,870
[e]Credit Suisse New York into The Dow Chemical Co., 7.50%, 144A	United States	5,810,000	266,612,185
[e]Deutsche Bank AG/London into AngloGold Ashanti Ltd., 10.00%, 144A	South Africa	6,000,000	57,094,020
[e]Deutsche Bank AG/London into Freeport-McMoRan Inc., 8.00%, 144A	United States	6,150,000	147,204,555
[e]Deutsche Bank AG/London into Goldcorp Inc., 9.00%, 144A	Canada	4,053,000	76,629,666
[e]Deutsche Bank AG/London into LyondellBasell Industries NV cvt. pfd., 9.00%, 144A	United States	1,846,000	145,448,001
[e]Deutsche Bank AG/London into Newmont Mining Corp., 7.50%, 144A	United States	4,050,000	80,254,395
[e]Deutsche Bank AG/London into Newmont Mining Corp., 7.00%, 144A	United States	6,060,000	120,151,014
[e]The Goldman Sachs Group Inc. into LyondellBasell Industries NV, 6.00%, 144A	United States	2,750,000	220,481,800
[e]JPMorgan Chase & Co. into Barrick Gold Corp., 10.00%, 144A	Canada	5,123,000	57,228,008
[e]Morgan Stanley into Rio Tinto PLC, 7.50%, 144A	United Kingdom	2,400,000	113,951,760

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
[e]Royal Bank of Canada into LyondellBasell Industries NV, 7.00%, 144A	United States	1,282,000		104,077,247
[e]Wells Fargo & Co. into Freeport-McMoRan Inc., 7.50%, 144A	United States	4,500,000		112,760,100
				1,694,269,290
Utilities 0.1%
[e]Morgan Stanley into Exelon Corp., 6.00%, 144A	United States	2,790,000		102,515,760
Total Equity-Linked Securities (Cost $8,158,368,267)				7,876,304,380
Convertible Preferred Stocks 3.4%
Consumer Discretionary 0.1%
Fiat Chrysler Automobiles NV, 7.875%, cvt. pfd.	United Kingdom	1,200,000		129,000,000
Energy 0.5%
[e]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	165,500		169,844,375
[e]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	110,000		114,193,750
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	108,000		35,194,500
[e]Penn Virginia Corp., 6.00%, cvt. pfd., 144A	United States	700,000		46,112,500
Rex Energy Corp., 6.00%, cvt. pfd., A	United States	350,000		18,693,500
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	1,200,000		41,016,000
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	800,000		44,680,000
				469,734,625
Financials 1.7%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	714,118		830,497,810
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	2,800,000		71,512,000
[a]FNMA, 5.375%, cvt. pfd.	United States	4,250		52,062,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	520,000		630,497,400
				1,584,569,710
Industrials 0.1%
[a,b]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	2,897		2,897,250
[a,b]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	110,565		85,687,937
				88,585,187
Materials 0.2%
Alcoa Inc., 5.375%, cvt. pfd.	United States	2,856,375		144,104,119
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	1,200,000		20,760,000
				164,864,119
Telecommunication Services 0.1%
T-Mobile US Inc., 5.50%, cvt. pfd.	United States	777,800		41,215,622
Utilities 0.7%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	1,490,000		89,414,900
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	2,220,000		115,462,200
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	1,490,000		89,578,800
Exelon Corp., 6.50%, cvt. pfd.	United States	2,000,000		105,000,000
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	2,000,000		139,090,000
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	956,500		64,028,110
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	1,000,000		57,690,000
				660,264,010
Total Convertible Preferred Stocks (Cost $3,121,329,034)				3,138,233,273
Preferred Stocks 0.5%
Financials 0.5%
[e]Ally Financial Inc., 7.00%, pfd., 144A	United States	125,000		125,156,250
[a]FHLMC, 8.375%, pfd., Z	United States	16,608,000		65,601,600
[a]FNMA, 6.75%, pfd.	United States	2,817,200		8,423,428
[a]FNMA, 7.625%, pfd., R	United States	2,399,400		8,133,966
[a]FNMA, 8.25%, pfd.	United States	11,784,000		45,604,080
GMAC Capital Trust I, 8.125%, pfd.	United States	4,550,000		120,029,000
Morgan Stanley, 6.375%, pfd., I	United States	4,500,000		113,895,000
Total Preferred Stocks (Cost $1,082,890,852)				486,843,324
		Principal Amount*
Convertible Bonds 0.7%
Consumer Discretionary 0.3%
[e]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%, 11/09/15	Germany	200,000,000	EUR	269,177,804

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
Energy 0.3%
Alpha Natural Resources Inc., cvt., senior note,
[f] 3.75%, 12/15/17	United States	35,000,000	17,653,125
4.875%, 12/15/20	United States	40,000,000	14,850,000
[e,g]American Energy-Permian Basin LLC, cvt., 144A, PIK, 5/01/22	United States	40,000,000	34,714,560
Cobalt International Energy Inc., cvt.,
senior bond, 3.125%, 5/15/24	United States	300,000,000	202,687,500
senior note, 2.625%, 12/01/19	United States	70,000,000	42,350,000
Stone Energy Corp., cvt., senior note, 1.75%, 3/01/17	United States	10,000,000	8,743,750
			320,998,935
Materials 0.1%
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	23,310,000	28,399,039
Molycorp Inc., cvt., senior note, 6.00%, 9/01/17	United States	60,000,000	18,600,000
			46,999,039
Total Convertible Bonds (Cost $819,814,373)			637,175,778
Corporate Bonds 37.3%
Consumer Discretionary 6.6%
[e]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	70,000,000	72,100,000
[e,f]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	56,000,000	45,080,000
[e]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	67,900,000	71,634,500
[e]Altice Financing SA, secured note, first lien, 144A, 6.50%, 1/15/22	Luxembourg	24,100,000	23,618,000
[e]Altice SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	25,000,000	25,093,750
AMC Networks Inc., 4.75%, 12/15/22	United States	40,000,000	39,000,000
[e]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	50,000,000	50,750,000
Best Buy Co. Inc., senior note, 5.50%, 3/15/21	United States	25,000,000	26,125,000
Cablevision Systems Corp., senior note,
8.625%, 9/15/17	United States	70,000,000	78,050,000
7.75%, 4/15/18	United States	120,000,000	132,450,000
[e]CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
senior bond, 144A, 5.625%, 2/15/24	United States	22,700,000	22,870,250
senior bond, 144A, 5.875%, 3/15/25	United States	30,000,000	30,300,000
senior note, 144A, 5.25%, 2/15/22	United States	23,000,000	23,230,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	62,800,000	62,878,500
senior bond, 5.125%, 2/15/23	United States	170,000,000	166,812,500
senior bond, 5.75%, 9/01/23	United States	67,000,000	68,088,750
senior bond, 5.75%, 1/15/24	United States	185,000,000	187,312,500
senior note, 7.375%, 6/01/20	United States	60,000,000	63,750,000
senior note, 5.25%, 3/15/21	United States	31,000,000	31,348,750
senior note, 6.50%, 4/30/21	United States	94,500,000	99,579,375
CCOH Safari LLC,
senior bond, 5.75%, 12/01/24	United States	43,150,000	43,743,313
senior note, 5.50%, 12/01/22	United States	40,000,000	40,700,000
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,
8.00%, 6/15/19	United States	200,000,000	211,250,000
8.25%, 6/15/21	United States	145,000,000	161,312,500
Cinemark USA Inc.,
senior bond, 4.875%, 6/01/23	United States	23,000,000	21,850,000
senior note, 5.125%, 12/15/22	United States	50,000,000	49,125,000
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	142,500,000	150,693,750
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	12,800,000	14,192,000
[e] 144A, 5.25%, 6/01/24	United States	32,600,000	32,844,500
[f]Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	50,000,000	50,687,500
[b,g]Dex Media Inc., senior sub. note, PIK, 14.00%, 1/29/17	United States	41,393,035	18,103,078
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	240,000,000	232,800,000
senior note, 5.125%, 5/01/20	United States	45,000,000	45,450,000
senior note, 5.875%, 7/15/22	United States	158,000,000	162,345,000
[e] senior note, 144A, 5.875%, 11/15/24	United States	82,100,000	82,715,750
Dollar General Corp.,
senior bond, 3.25%, 4/15/23	United States	180,000,000	164,135,520

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
senior note, 1.875%, 4/15/18	United States	10,323,000		9,982,868
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	101,800,000		108,417,000
6.50%, 3/01/21	United States	62,900,000		66,988,500
HD Supply Inc.,
[e] first lien, 144A, 5.25%, 12/15/21	United States	80,000,000		81,600,000
senior note, 7.50%, 7/15/20	United States	60,000,000		63,150,000
iHeartCommunications Inc.,
senior note, 10.00%, 1/15/18	United States	50,000,000		43,375,000
[g] senior note, PIK, 14.00%, 2/01/21	United States	125,607,438		101,991,104
senior secured bond, first lien, 9.00%, 3/01/21	United States	329,775,000		324,416,156
senior secured note, first lien, 9.00%, 12/15/19	United States	225,000,000		222,468,750
senior secured note, first lien, 11.25%, 3/01/21	United States	50,000,000		51,437,500
[e] senior secured note, first lien, 144A, 9.00%, 9/15/22	United States	109,400,000		107,485,500
[e]Jaguar Land Rover Automotive PLC, senior note, 144A, 8.25%, 3/15/20	United Kingdom	40,000,000	GBP	68,933,505
KB Home,
senior bond, 7.50%, 9/15/22	United States	35,000,000		37,275,000
senior note, 9.10%, 9/15/17	United States	49,000,000		55,125,000
senior note, 7.25%, 6/15/18	United States	70,500,000		75,435,000
senior note, 8.00%, 3/15/20	United States	20,000,000		22,000,000
senior note, 7.00%, 12/15/21	United States	40,000,000		42,175,000
Lamar Media Corp., senior sub. bond, 5.00%, 5/01/23	United States	39,500,000		39,302,500
[e]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	20,000,000		20,700,000
MGM Resorts International, senior note,
10.00%, 11/01/16	United States	90,000,000		100,575,000
8.625%, 2/01/19	United States	44,800,000		51,016,000
5.25%, 3/31/20	United States	60,000,000		59,700,000
6.75%, 10/01/20	United States	27,450,000		28,891,125
7.75%, 3/15/22	United States	80,000,000		88,800,000
6.00%, 3/15/23	United States	35,000,000		35,350,000
[e,g]New Academy Finance Co. LLC/Corp., senior note, 144A, PIK, 8.00%, 6/15/18	United States	5,000,000		4,962,500
Nielsen Finance LLC/Co., senior note,
4.50%, 10/01/20	United States	15,000,000		15,150,000
[e] 144A, 5.00%, 4/15/22	United States	73,000,000		73,456,250
[e]Numericable Group SA,
first lien, 144A, 4.875%, 5/15/19	France	50,000,000		49,701,750
senior bond, first lien, 144A, 6.25%, 5/15/24	France	40,000,000		40,225,000
senior note, first lien, 144A, 6.00%, 5/15/22	France	65,000,000		65,367,250
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	75,300,000		77,370,750
Regal Entertainment Group, senior note, 5.75%, 3/15/22	United States	50,000,000		48,000,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	93,200,000		98,326,000
[e]Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	134,100,000		137,787,750
senior note, 144A, 4.25%, 5/15/20	United States	30,500,000		30,118,750
senior note, 144A, 5.875%, 10/01/20	United States	50,000,000		51,625,000
senior note, 144A, 5.75%, 8/01/21	United States	45,000,000		46,237,500
senior note, 144A, 4.625%, 5/15/23	United States	94,400,000		88,736,000
[e]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior secured bond,
144A, 5.50%, 1/15/23	Germany	20,000,000		20,900,000
[e]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	50,000,000		51,812,500
[e]Univision Communications Inc.,
senior note, 144A, 8.50%, 5/15/21	United States	65,000,000		69,550,000
senior secured note, 144A, 6.875%, 5/15/19	United States	80,000,000		83,500,000
senior secured note, 144A, 5.125%, 5/15/23	United States	84,500,000		85,767,500
[e]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	50,000,000		52,625,000
Videotron Ltd., senior note, 5.00%, 7/15/22	Canada	10,000,000		10,225,000
[e]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	80,000,000		82,850,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	51,066,000		44,938,080
[e]Weyerhaeuser Real Estate Co., senior bond, 144A, 5.875%, 6/15/24	United States	30,000,000		30,112,500
[e]Wynn Las Vegas LLC/Capital Corp., senior bond, 144A, 4.25%, 5/30/23	United States	28,300,000		27,026,500
[e]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	25,000,000		23,921,875
				6,118,903,749
Consumer Staples 0.6%
[e]Albertsons Holdings/Saturn Acquisition, senior note, 144A, 7.75%, 10/15/22	United States	35,000,000		36,050,000

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
Alliance One International Inc., secured note, second lien, 9.875%, 7/15/21	United States	60,000,000	53,850,000
[e]Cott Beverages Inc., senior note, 144A, 6.75%, 1/01/20	United States	40,100,000	40,200,250
[e]ESAL GmbH, senior note, 144A, 6.25%, 2/05/23	Brazil	50,000,000	47,624,250
[e]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	68,400,000	67,887,000
senior note, 144A, 8.25%, 2/01/20	United States	50,100,000	52,980,750
senior note, 144A, 7.25%, 6/01/21	United States	148,100,000	153,283,500
[e]Post Holdings Inc., senior note, 144A, 6.75%, 12/01/21	United States	19,000,000	18,477,500
Spectrum Brands Inc., senior note, 6.625%, 11/15/22	United States	15,000,000	15,937,500
U.S. Foods Inc., 8.50%, 6/30/19	United States	80,000,000	84,880,000
			571,170,750
Energy 9.3%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 4.875%, 5/15/23	United States	76,000,000	77,520,000
Alpha Natural Resources Inc.,
[e] second lien, 144A, 7.50%, 8/01/20	United States	21,600,000	13,662,000
senior note, 6.00%, 6/01/19	United States	43,000,000	13,760,000
[f] senior note, 6.25%, 6/01/21	United States	110,000,000	31,350,000
[e]American Energy-Permian Basin LLC/AEPB Finance Corp., senior note, 144A,
7.125%, 11/01/20	United States	22,500,000	16,762,500
7.375%, 11/01/21	United States	20,000,000	14,800,000
[e]American Energy-Woodford LLC/Finance Corp., senior note, 144A, 9.00%, 9/15/22	United States	50,000,000	32,500,000
[e]Antero Resources Corp., senior note, 144A, 5.125%, 12/01/22	United States	110,000,000	104,225,000
Antero Resources Finance Corp., senior note,
6.00%, 12/01/20	United States	42,000,000	42,105,000
5.375%, 11/01/21	United States	55,000,000	53,418,750
Arch Coal Inc.,
[e] secured note, second lien, 144A, 8.00%, 1/15/19	United States	20,000,000	11,200,000
[f] senior note, 7.00%, 6/15/19	United States	111,000,000	33,855,000
senior note, 7.25%, 6/15/21	United States	130,000,000	38,512,500
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., senior note,
9.25%, 8/15/21	United States	35,000,000	27,300,000
[h]ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	50,000,000	266,250
Berry Petroleum Co., senior bond, 6.375%, 9/15/22	United States	28,000,000	21,420,000
Bill Barrett Corp., senior note,
7.625%, 10/01/19	United States	93,630,000	85,671,450
7.00%, 10/15/22	United States	100,000,000	81,000,000
Bonanza Creek Energy Inc., senior note, 5.75%, 2/01/23	United States	25,000,000	19,812,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	76,800,000	59,712,000
[e]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	98,000,000	83,300,000
senior note, 144A, 5.00%, 1/15/20	United States	5,000,000	4,362,500
senior note, 144A, 5.50%, 9/15/21	United States	120,000,000	103,200,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
7.625%, 1/15/22	United States	20,000,000	18,600,000
[e] 144A, 6.50%, 4/15/21	United States	50,000,000	44,875,000
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	44,800,000	45,024,000
7.50%, 9/15/20	United States	21,300,000	20,554,500
CGG SA, senior note,
6.50%, 6/01/21	France	108,096,000	82,693,440
6.875%, 1/15/22	France	58,600,000	44,645,875
Chaparral Energy Inc., senior note, 7.625%, 11/15/22	United States	35,400,000	23,541,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	34,060,000	32,186,700
senior secured note, first lien, 9.25%, 10/15/20	Canada	130,500,000	127,237,500
Chesapeake Energy Corp., senior note,
6.50%, 8/15/17	United States	100,000,000	107,000,000
7.25%, 12/15/18	United States	143,065,000	157,371,500
6.875%, 11/15/20	United States	30,500,000	32,940,000
5.375%, 6/15/21	United States	100,000,000	100,437,500
4.875%, 4/15/22	United States	125,000,000	122,187,500
5.75%, 3/15/23	United States	183,150,000	189,560,250
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	95,585,000	81,725,175
Concho Resources Inc., senior bond, 5.50%, 4/01/23	United States	27,000,000	27,261,900

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	55,850,000	58,153,812
[e] 144A, 5.875%, 4/15/22	United States	214,400,000	200,464,000
Denbury Resources Inc.,
senior bond, 6.375%, 8/15/21	United States	64,112,000	61,226,960
senior note, 5.50%, 5/01/22	United States	190,000,000	174,800,000
senior sub. note, 4.625%, 7/15/23	United States	180,000,000	157,050,000
Diamondback Energy Inc., senior note, 7.625%, 10/01/21	United States	56,000,000	54,950,000
[e]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	50,000,000	41,750,000
Energy Transfer Equity LP, senior bond, 5.875%, 1/15/24	United States	108,300,000	110,466,000
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	25,000,000	24,233,550
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	United States	55,000,000	33,550,000
senior note, 9.25%, 12/15/17	United States	230,000,000	152,950,000
[e] senior note, 144A, 6.875%, 3/15/24	United States	90,000,000	48,825,000
[e]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	85,000,000	52,221,875
EP Energy LLC/Everest Acquisition Finance Inc., senior note, 9.375%, 5/01/20	United States	35,000,000	35,525,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	74,022,000	56,626,830
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	80,000,000	61,550,000
[e]Gibson Energy Inc., senior note, 144A, 6.75%, 7/15/21	Canada	35,000,000	35,087,500
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	153,000,000	115,515,000
8.875%, 5/15/21	United States	110,000,000	83,325,000
9.25%, 2/15/22	United States	73,100,000	54,276,750
[e]Hercules Offshore Inc., senior note, 144A,
10.25%, 4/01/19	United States	72,500,000	38,787,500
8.75%, 7/15/21	United States	95,000,000	44,650,000
7.50%, 10/01/21	United States	44,000,000	19,580,000
6.75%, 4/01/22	United States	38,450,000	16,725,750
Kinder Morgan Inc.,
senior note, MTN, 7.75%, 1/15/32	United States	123,000,000	151,905,000
[e] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	130,300,000	139,715,478
[e] senior secured note, 144A, 5.00%, 2/15/21	United States	36,500,000	38,022,160
Laredo Petroleum Inc., senior note, 5.625%, 1/15/22	United States	15,000,000	13,200,000
[e]Lightstream Resources Ltd., senior note, 144A, 8.625%, 2/01/20	Canada	25,000,000	17,625,000
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	190,000,000	163,400,000
6.25%, 11/01/19	United States	190,000,000	162,450,000
8.625%, 4/15/20	United States	77,500,000	67,812,500
7.75%, 2/01/21	United States	75,000,000	63,562,500
6.50%, 9/15/21	United States	55,000,000	44,825,000
Magnum Hunter Resources Corp., senior note, 9.75%, 5/15/20	United States	60,000,000	47,700,000
[e]MEG Energy Corp., senior bond, 144A, 7.00%, 3/31/24	Canada	100,000,000	91,000,000
[e]Memorial Production Partners LP/Memorial Production Finance Corp., senior note,
144A, 6.875%, 8/01/22	United States	40,000,000	30,600,000
Midstates Petroleum Co. Inc./LLC, senior note,
10.75%, 10/01/20	United States	65,000,000	35,100,000
9.25%, 6/01/21	United States	75,000,000	38,250,000
[e]NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	150,000,000	148,125,000
[e]Niska Gas Storage Canada ULC/Finance Corp., senior note, 144A, 6.50%, 4/01/19	United States	75,000,000	56,812,500
Oasis Petroleum Inc., senior note,
7.25%, 2/01/19	United States	34,500,000	33,292,500
6.50%, 11/01/21	United States	25,500,000	23,332,500
6.875%, 3/15/22	United States	80,000,000	73,200,000
[e]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	75,000,000	53,015,625
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	48,950,000	35,244,000
senior secured note, first lien, 7.50%, 11/01/19	United States	130,000,000	97,662,500
[e]Paragon Offshore PLC,
senior bond, 144A, 7.25%, 8/15/24	United States	20,000,000	12,150,000
senior note, 144A, 6.75%, 7/15/22	United States	20,000,000	12,350,000
Peabody Energy Corp., senior note,
6.00%, 11/15/18	United States	110,000,000	100,375,000
6.25%, 11/15/21	United States	165,000,000	141,693,750
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	160,000,000	128,800,000

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior
note, 6.50%, 5/15/21	United States	28,000,000	28,420,000
Petrobras Global Finance BV, senior note,
4.375%, 5/20/23	Brazil	85,000,000	73,307,400
6.25%, 3/17/24	Brazil	50,000,000	47,999,250
Petrobras International Finance Co., senior note, 5.375%, 1/27/21	Brazil	65,000,000	60,627,450
PetroQuest Energy Inc., senior note, 10.00%, 9/01/17	United States	60,000,000	52,650,000
Quicksilver Resources Inc., senior note,
9.125%, 8/15/19	United States	90,000,000	22,950,000
11.00%, 7/01/21	United States	86,000,000	21,930,000
Range Resources Corp., senior sub. note, 5.00%, 3/15/23	United States	12,500,000	12,562,500
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	46,000,000	44,620,000
senior note, 5.875%, 3/01/22	United States	15,400,000	15,438,500
senior note, 4.50%, 11/01/23	United States	62,000,000	57,195,000
Rex Energy Corp., senior note,
8.875%, 12/01/20	United States	90,000,000	81,000,000
[e] 144A, 6.25%, 8/01/22	United States	70,000,000	52,412,500
[e]Rice Energy Inc., senior note, 144A, 6.25%, 5/01/22	United States	100,000,000	93,500,000
[e]Rockies Express Pipeline LLC,
senior bond, 144A, 6.85%, 7/15/18	United States	25,000,000	26,000,000
senior bond, 144A, 5.625%, 4/15/20	United States	11,000,000	10,862,500
senior note, 144A, 6.00%, 1/15/19	United States	60,000,000	60,450,000
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp., 9.75%, 2/15/17	United States	25,000,000	13,250,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	126,200,000	124,622,500
first lien, 6.25%, 3/15/22	United States	90,000,000	91,687,500
first lien, 5.625%, 4/15/23	United States	200,000,000	196,500,000
senior secured note, first lien, 5.75%, 5/15/24	United States	131,900,000	130,086,375
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	30,000,000	30,450,000
senior secured note, 7.50%, 11/30/16	United States	141,000,000	147,345,000
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	100,000,000	41,937,500
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	151,100,000	141,278,500
[e] 144A, 6.125%, 1/15/23	United States	170,000,000	143,225,000
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	108,000,000	74,520,000
7.50%, 3/15/21	United States	130,000,000	83,850,000
8.125%, 10/15/22	United States	46,250,000	29,368,750
7.50%, 2/15/23	United States	50,000,000	32,250,000
Seventy Seven Energy Inc., senior note, 6.50%, 7/15/22	United States	15,000,000	8,850,000
[e]SM Energy Co., senior note, 144A, 6.125%, 11/15/22	United States	50,000,000	47,125,000
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	210,000,000	181,650,000
Transocean Inc., senior bond, 6.50%, 11/15/20	United States	25,000,000	23,737,300
[e]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	47,000,000	40,655,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	210,000,000	139,650,000
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	65,000,000	58,474,455
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	48,500,000	46,923,750
			8,570,430,560
Financials 4.2%
[e]Ashtead Capital Inc., second lien, 144A, 5.625%, 10/01/24	United Kingdom	40,000,000	41,075,000
[i]Bank of America Corp., junior sub. bond,
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	108,375,000
U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	80,000,000	74,100,000
X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	84,442,145
[i]Barclays PLC, sub. bond, 8.25% to 12/15/18, FRN thereafter, Perpetual	United Kingdom	75,000,000	77,179,875
CIT Group Inc., senior bond, 5.00%, 8/01/23	United States	60,000,000	61,800,000
[i]Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000	166,203,362
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	165,000,000	162,731,250
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	270,000,000	266,625,000
junior sub. note, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	33,000,000	32,340,000
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	21,000,000	21,525,000
[i]Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter, Perpetual	United States	54,000,000	50,152,500

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
[i]General Electric Capital Corp., junior sub. bond, C, 5.25% to 6/15/23, FRN thereafter,
Perpetual	United States	82,400,000	82,683,209
General Motors Financial Co. Inc., senior bond, 4.25%, 5/15/23	United States	65,209,000	66,669,030
[i]The Goldman Sachs Group Inc., junior sub. note, 5.70% to 5/10/19, FRN thereafter,
Perpetual	United States	30,000,000	30,457,500
[i]HSBC Holdings PLC, junior sub. bond, 6.375% to 9/17/24, FRN thereafter, Perpetual	United Kingdom	40,000,000	40,660,200
International Lease Finance Corp., senior note,
8.75%, 3/15/17	United States	130,000,000	144,300,000
8.875%, 9/01/17	United States	63,300,000	71,529,000
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	78,000,000	78,877,500
iStar Financial Inc., senior note, 5.00%, 7/01/19	United States	98,500,000	96,037,500
[e]Jefferies Finance LLC/JFIN Co-Issuer Corp., senior note, 144A, 7.50%, 4/15/21	United States	30,000,000	28,012,500
[i]JPMorgan Chase & Co.,
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	60,149,400
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	106,125,000
junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	94,450,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	104,212,500
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000,000	196,687,400
junior sub. note, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	815,000,000	881,259,500
junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000	80,000,000
Kinetic Concepts Inc./USA, senior note, 12.50%, 11/01/19	United States	32,000,000	35,520,000
Morgan Stanley,
[i] junior sub. bond, H, 5.45% to 7/15/19, FRN thereafter, Perpetual	United States	25,000,000	25,076,250
senior note, 5.50%, 1/26/20	United States	70,000,000	78,846,880
Nationstar Mortgage LLC/Nationstar Capital Corp., senior note, 9.625%, 5/01/19	United States	26,300,000	27,943,750
Navient Corp., senior note, 6.125%, 3/25/24	United States	50,000,000	49,250,000
[e]OneMain Financial Holdings Inc., senior note, 144A,
6.75%, 12/15/19	United States	75,000,000	76,687,500
7.25%, 12/15/21	United States	75,000,000	77,250,000
[i]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	54,000,000	51,101,982
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	41,100,000	41,870,625
[i]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	129,500,000	130,795,000
			3,903,001,358
Health Care 3.0%
Alere Inc., senior note, 7.25%, 7/01/18	United States	20,800,000	21,736,000
[e]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	27,700,000	28,531,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	129,100,000	138,137,000
senior note, 6.875%, 2/01/22	United States	89,000,000	94,729,375
senior secured note, 5.125%, 8/01/21	United States	48,750,000	50,821,875
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	76,000,000	77,662,500
[e]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	11,500,000	11,789,800
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	47,200,000	50,386,000
HCA Inc.,
senior note, 8.00%, 10/01/18	United States	60,000,000	68,850,000
senior note, 7.50%, 2/15/22	United States	150,000,000	171,750,000
senior note, 5.875%, 5/01/23	United States	110,000,000	116,187,500
senior secured bond, first lien, 4.75%, 5/01/23	United States	85,000,000	86,700,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	35,000,000	36,618,750
senior secured note, 6.50%, 2/15/20	United States	114,300,000	128,358,900
senior secured note, first lien, 5.00%, 3/15/24	United States	148,900,000	153,367,000
[e,g]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	145,400,000	148,962,300
[e]Kindred Escrow Corp. II,
senior note, 144A, 8.75%, 1/15/23	United States	50,000,000	54,062,500
senior secured note, 144A, 8.00%, 1/15/20	United States	25,000,000	26,687,500
[e]Mallinckrodt International Finance SA/Mallinckrodt CB LLC, senior note, 144A, 5.75%,
8/01/22	United States	25,000,000	25,718,750
Tenet Healthcare Corp.,
4.375%, 10/01/21	United States	160,000,000	159,600,000
first lien, 6.25%, 11/01/18	United States	88,211,775	96,040,570
senior note, 8.00%, 8/01/20	United States	190,000,000	200,925,000
senior note, 8.125%, 4/01/22	United States	360,000,000	403,200,000
[e] senior note, 144A, 5.00%, 3/01/19	United States	50,450,000	50,639,188
[e] senior note, 144A, 5.50%, 3/01/19	United States	40,800,000	41,922,000

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
senior secured note, first lien, 4.50%, 4/01/21	United States	85,000,000	85,531,250
[e]Valeant Pharmaceuticals International Inc., senior note, 144A,
6.75%, 8/15/18	United States	58,900,000	62,803,303
7.50%, 7/15/21	United States	53,900,000	58,414,125
5.625%, 12/01/21	United States	25,650,000	25,906,500
[e]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,900,000	44,991,375
			2,721,030,061
Industrials 1.8%
[e]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	100,000,000	96,875,000
7.75%, 2/01/20	Spain	36,600,000	32,665,500
[e]Abengoa Greenfield SA, senior note, 144A, 6.50%, 10/01/19	Spain	40,000,000	34,975,000
The ADT Corp.,
senior bond, 4.125%, 6/15/23	United States	110,000,000	99,825,000
senior note, 5.25%, 3/15/20	United States	40,000,000	40,700,000
senior note, 3.50%, 7/15/22	United States	58,500,000	50,017,500
[e]Ahern Rentals Inc., secured note, second lien, 144A, 9.50%, 6/15/18	United States	40,000,000	41,600,000
[e]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	40,000,000	34,700,000
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	98,500,000	95,729,687
[e]Aviation Capital Group Corp., 144A, 6.75%, 4/06/21	United States	28,520,000	32,441,500
[e]Bombardier Inc.,
senior bond, 144A, 6.125%, 1/15/23	Canada	81,300,000	83,129,250
senior note, 144A, 6.00%, 10/15/22	Canada	35,000,000	35,393,750
[b,e]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	186,778,982	165,766,347
Hertz Corp., senior note,
6.75%, 4/15/19	United States	175,000,000	181,125,000
5.875%, 10/15/20	United States	23,500,000	23,793,750
7.375%, 1/15/21	United States	30,000,000	31,650,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	147,975,000	146,495,250
[e]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	51,600,000	47,343,000
[e]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	60,650,000	57,314,250
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	26,500,000	26,765,000
senior sub. note, 5.50%, 10/15/20	United States	59,500,000	58,458,750
senior sub. note, 6.00%, 7/15/22	United States	26,800,000	26,867,000
United Continental Holdings Inc., senior bond,
A, 6.00%, 7/15/26	United States	40,000,000	38,650,000
B, 6.00%, 7/15/28	United States	40,000,000	38,300,000
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	69,700,000	71,965,250
senior sub. note, 8.375%, 9/15/20	United States	45,000,000	48,487,500
[e]XPO Logistics Inc., senior note, 144A, 7.875%, 9/01/19	United States	30,000,000	31,500,000
			1,672,533,284
Information Technology 2.9%
[e]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	55,900,000	59,281,950
[e]Belden Inc., senior sub. note, 144A, 5.50%, 9/01/22	United States	40,000,000	39,900,000
[e]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	108,500,000	102,532,500
[e,g]Boxer Parent Co. Inc., senior note, 144A, PIK, 9.00%, 10/15/19	United States	55,000,000	47,025,000
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	24,546,000	25,988,077
[e,g]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	44,400,000	45,954,000
[e]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	70,000,000	69,300,000
senior note, 144A, 5.00%, 6/15/21	United States	47,000,000	46,530,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	580,000,000	690,200,000
senior note, 10.625%, 6/15/21	United States	40,780,000	46,387,250
[e] senior secured bond, 144A, 8.25%, 1/15/21	United States	425,000,000	456,875,000
[e,g] senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	208,158,000	224,810,640
[e] senior secured note, first lien, 144A, 6.75%, 11/01/20	United States	69,726,000	74,606,820
Freescale Semiconductor Inc.,
[e] secured note, 144A, 5.00%, 5/15/21	United States	79,450,000	79,847,250
senior note, 8.05%, 2/01/20	United States	74,920,000	79,227,900
senior note, 10.75%, 8/01/20	United States	119,258,000	130,587,510

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
[e] senior secured note, 144A, 6.00%, 1/15/22	United States	118,850,000		124,495,375
IAC/InterActiveCorp, senior note, 4.75%, 12/15/22	United States	45,000,000		43,987,500
[e,g]Infor Software Parent LLC/Inc., senior note, 144A, PIK, 7.125%, 5/01/21	United States	29,650,000		29,205,250
Infor U.S. Inc., senior note, 9.375%, 4/01/19	United States	40,800,000		43,809,000
[e]Inmarsat Finance PLC, senior note, 144A, 4.875%, 5/15/22	United Kingdom	45,000,000		44,662,500
NCR Corp., senior note,
4.625%, 2/15/21	United States	35,000,000		34,125,000
5.00%, 7/15/22	United States	50,000,000		49,000,000
6.375%, 12/15/23	United States	70,000,000		73,150,000
[e,h]NII International Telecom SCA, senior note, 144A, 11.375%, 8/15/19	United States	25,000,000		18,125,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	36,400,000		38,857,000
				2,718,470,522
Materials 2.9%
AngloGold Ashanti Holdings PLC, senior note, 8.50%, 7/30/20	South Africa	35,000,000		37,253,125
[e]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	35,700,000		34,986,000
senior note, 144A, 6.75%, 1/31/21	Luxembourg	22,600,000		22,359,875
senior note, 144A, 6.00%, 6/30/21	Luxembourg	45,000,000		43,087,500
[j] senior secured note, 144A, FRN, 3.241%, 12/15/19	Luxembourg	25,000,000		24,218,750
Ball Corp., senior bond, 4.00%, 11/15/23	United States	100,000,000		97,000,000
[e]Beverage Packaging Holdings Luxembourg II SA, senior note, 144A, 5.625%, 12/15/16	United States	33,000,000		32,422,500
[e]BWAY Holding Co., senior note, 144A, 9.125%, 8/15/21	United States	55,000,000		55,275,000
[e]Cemex Finance LLC, senior secured note, 144A,
9.375%, 10/12/22	Mexico	56,300,000		63,056,000
6.00%, 4/01/24	Mexico	88,400,000		85,582,250
[e]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	80,000,000		77,300,000
secured note, 144A, 5.875%, 3/25/19	Mexico	18,800,000		19,070,250
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000		116,758,125
senior secured note, 144A, 9.00%, 1/11/18	Mexico	79,163,000		82,824,289
senior secured note, 144A, 9.50%, 6/15/18	Mexico	105,000,000		115,500,000
senior secured note, 144A, 6.50%, 12/10/19	Mexico	40,000,000		41,025,000
[e]Consolidated Minerals Ltd., senior secured note, 144A, 8.00%, 5/15/20	Jersey Islands	30,000,000		22,687,500
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	150,000,000		146,250,000
Dynacast International LLC/Finance Inc., 9.25%, 7/15/19	United States	50,000,000		53,875,000
[e]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	61,630,000		56,083,300
7.00%, 2/15/21	Canada	63,630,000		57,585,150
7.25%, 5/15/22	Canada	28,000,000		25,270,000
[e,f]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	31,377,777		28,651,833
8.25%, 11/01/19	Australia	90,000,000		82,237,500
6.875%, 4/01/22	Australia	60,000,000		50,175,000
HudBay Minerals Inc., senior note,
9.50%, 10/01/20	Canada	89,600,000		87,360,000
[e] 144A, 9.50%, 10/01/20	Canada	15,000,000		14,625,000
[e]Imperial Metals Corp., senior note, 144A, 7.00%, 3/15/19	Canada	20,000,000		18,500,000
[e]Ineos Finance PLC, senior secured note, 144A, 8.375%, 2/15/19	Switzerland	42,800,000		45,582,000
[e]Ineos Group Holdings SA, senior note, 144A,
5.75%, 2/15/19	Switzerland	45,200,000	EUR	52,914,509
5.875%, 2/15/19	Switzerland	25,700,000		24,415,000
[e]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	53,700,000	EUR	66,059,840
[e]Lundin Mining Corp., senior secured note, 144A,
7.50%, 11/01/20	Canada	30,000,000		29,775,000
7.875%, 11/01/22	Canada	25,000,000		25,062,500
Molycorp Inc., first lien, 10.00%, 6/01/20	United States	65,000,000		36,400,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	70,800,000		72,924,000
senior note, 8.50%, 5/15/18	United States	99,900,000		102,397,500
senior note, 9.00%, 4/15/19	United States	100,100,000		104,104,000
senior note, 9.875%, 8/15/19	United States	127,000,000		135,255,000
senior note, 8.25%, 2/15/21	United States	45,000,000		46,350,000
senior secured note, 7.875%, 8/15/19	United States	65,000,000		68,656,250
senior secured note, 6.875%, 2/15/21	United States	32,500,000		34,084,375
[e]Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	48,000,000		49,200,000

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
United States Steel Corp., senior note, 7.375%, 4/01/20	United States	35,000,000	36,968,750
Walter Energy Inc.,
[e] first lien, 144A, 9.50%, 10/15/19	United States	110,000,000	84,150,000
[e,g] second lien, 144A, PIK, 11.50%, 4/01/20	United States	24,250,000	8,003,688
senior note, 8.50%, 4/15/21	United States	66,725,000	13,345,000
[e]Wise Metals Group LLC/Wise Alloys Finance Corp., senior secured note, 144A, 8.75%,
12/15/18	United States	25,000,000	26,375,000
[e]WR Grace & Co-Conn, senior note, 144A, 5.125%, 10/01/21	United States	30,000,000	30,825,000
			2,683,866,359
Telecommunication Services 4.0%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	47,600,000	52,300,500
senior note, 5.80%, 3/15/22	United States	63,000,000	65,677,500
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	75,000,000	77,625,000
senior note, 8.50%, 4/15/20	United States	51,150,000	57,288,000
senior note, 9.25%, 7/01/21	United States	63,600,000	73,696,500
senior note, 8.75%, 4/15/22	United States	48,900,000	54,890,250
senior note, 7.125%, 1/15/23	United States	130,000,000	132,925,000
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	170,000,000	169,468,750
Intelsat Luxembourg SA,
senior bond, 8.125%, 6/01/23	Luxembourg	28,000,000	28,560,000
senior note, 7.75%, 6/01/21	Luxembourg	28,000,000	28,175,000
[e]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	37,900,000	38,965,937
[e]SoftBank Corp., senior note, 144A, 4.50%, 4/15/20	Japan	70,000,000	69,693,750
Sprint Capital Corp., senior bond, 6.875%, 11/15/28	United States	126,000,000	111,510,000
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	187,350,000	185,888,670
7.125%, 6/15/24	United States	245,650,000	229,682,750
Sprint Nextel Corp.,
6.00%, 12/01/16	United States	164,000,000	171,855,600
11.50%, 11/15/21	United States	200,000,000	241,500,000
senior note, 9.125%, 3/01/17	United States	80,000,000	88,196,000
senior note, 8.375%, 8/15/17	United States	182,700,000	197,772,750
senior note, 7.00%, 8/15/20	United States	57,500,000	57,787,500
senior note, 6.00%, 11/15/22	United States	185,000,000	170,893,750
[e] senior note, 144A, 9.00%, 11/15/18	United States	180,000,000	205,182,000
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	50,000,000	51,450,000
senior bond, 6.50%, 1/15/24	United States	32,300,000	33,188,250
senior bond, 6.375%, 3/01/25	United States	43,000,000	43,795,500
senior note, 6.464%, 4/28/19	United States	125,000,000	130,312,500
senior note, 6.542%, 4/28/20	United States	45,000,000	46,631,250
senior note, 6.25%, 4/01/21	United States	100,000,000	102,725,000
senior note, 6.633%, 4/28/21	United States	50,000,000	51,500,000
senior note, 6.125%, 1/15/22	United States	18,300,000	18,643,125
senior note, 6.731%, 4/28/22	United States	50,000,000	51,687,500
senior note, 6.00%, 3/01/23	United States	30,000,000	30,150,000
senior note, 6.836%, 4/28/23	United States	50,000,000	51,812,500
[e]Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	70,000,000	71,093,750
Verizon Communications Inc.,
senior bond, 6.55%, 9/15/43	United States	60,000,000	76,981,500
senior note, 5.15%, 9/15/23	United States	72,700,000	80,334,518
[e]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	290,000,000	274,050,000
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	50,000,000	47,500,000
			3,671,390,600
Utilities 2.0%
The AES Corp., senior bond,
4.875%, 5/15/23	United States	110,000,000	109,725,000
5.50%, 3/15/24	United States	50,000,000	50,990,000
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	250,000,000	253,437,500
senior note, 5.375%, 1/15/23	United States	215,000,000	217,418,750

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
[e] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	53,270,000		58,996,525
[e] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	58,700,000		62,809,000
[e] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	28,200,000		30,174,000
[b,e]Dynegy Finance I Inc./Dynegy Finance II Inc., senior note, 144A,
6.75%, 11/01/19	United States	270,000,000		275,062,500
7.375%, 11/01/22	United States	256,700,000		261,513,125
[b]Dynegy Inc., senior note, 5.875%, 6/01/23	United States	100,000,000		95,500,000
GenOn Energy Inc., senior note, 7.875%, 6/15/17	United States	90,000,000		90,000,000
[e]InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	143,700,000		137,233,500
secured note, 144A, 7.50%, 6/30/21	Netherlands	35,800,000	GBP	56,882,611
[e]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A,
5.125%, 7/15/19	United States	23,200,000		22,301,000
6.875%, 10/15/21	United States	75,000,000		74,250,000
NRG Energy Inc.,
senior bond, 6.625%, 3/15/23	United States	20,000,000		20,900,000
senior note, 6.25%, 7/15/22	United States	25,000,000		25,687,500
[e]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	39,900,000		40,698,000
				1,883,579,011
Total Corporate Bonds (Cost $34,933,278,560)				34,514,376,254
[j]Senior Floating Rate Interests 3.3%
Consumer Discretionary 1.2%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	29,850,000		28,823,906
Altice Financing SA, Loans, 5.50%, 6/24/19	Luxembourg	49,625,000		49,128,750
iHeartCommunications Inc.,
Tranche D Term Loan, 6.919%, 1/30/19	United States	727,373,595		687,141,107
Tranche E Term Loan, 7.669%, 7/30/19	United States	200,744,256		192,965,416
[b]R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	United States	21,600,384		15,619,778
SuperMedia Inc., Exit Term Loan, 11.60%, 12/31/16	United States	6,579,783		5,292,613
TOMS Shoes LLC, Term Loan B, 6.50%, 10/31/20	United States	25,000,000		23,083,325
TWCC Holding Corp., Second Lien Term Loan, 7.00%, 6/26/20	United States	50,000,000		47,750,000
Visant Corp. (Jostens), Initial Term Loan, 7.00%, 9/23/21	United States	99,750,000		97,256,250
				1,147,061,145
Consumer Staples 0.1%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	98,500,000		98,069,062
Energy 0.8%
[g]American Energy - Utica LLC, Second Lien Loans, PIK, 11.00%, 9/30/18	United States	35,985,381		32,726,617
Callon Petroleum Co., Second Lien Term Loan, 8.50%, 10/07/21	United States	67,500,000		63,807,750
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	247,619,347		197,476,429
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%, 7/25/21	United States	49,875,000		40,461,094
Fieldwood Energy LLC, Second Lien Loans, 8.375%, 9/30/20	United States	219,261,084		161,485,788
[k]NGPL PipeCo LLC, Term Loan, 6.75%, 9/15/17	United States	138,230,131		133,737,652
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	150,000,000		114,000,000
				743,695,330
Health Care 0.1%
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	49,500,000		49,465,647
Industrials 0.2%
[b]CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	20,320,197		19,094,645
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	21,267,857		19,985,150
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	3,666,872		3,445,716
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	29,334,975		27,565,724
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	36,555,232		36,463,844
Stena International SA, Loans, 4.00%, 3/03/21	Sweden	99,250,000		87,836,250
				194,391,329
Information Technology 0.6%
First Data Corp.,
2018 New Dollar Term Loan, 3.667%, 3/24/18	United States	402,993,460		395,437,332
Second New Dollar Term Loan, 3.667%, 3/24/17	United States	128,000,000		126,016,000
Freescale Semiconductor Inc., Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	9,974,811		9,750,378

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	41,082,360	41,133,713
			572,337,423
Materials 0.2%
[k]FMG America Finance Inc. (Fortescue Metals Group), Loans, 5.50%, 6/30/19	United States	49,873,737	45,561,754
Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	204,400,000	159,048,750
			204,610,504
Utilities 0.1%
Intergen NV, Term Advance, 5.50%, 6/13/20	Netherlands	44,312,657	43,647,967
Total Senior Floating Rate Interests (Cost $3,237,049,856)			3,053,278,407
		Shares
Escrows and Litigation Trusts 0.0%†
[a,b,l]Dynegy Roseton Danskammer Pass Through Trust, Escrow Account, B	United States	40,000,000	—
[a]Motors Liquidation Co., Escrow Account	United States	400,000,000	40,000
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	110,000
[a,l]SuperMedia Inc., Litigation Trust	United States	30,326,101	—
Total Escrows and Litigation Trusts (Cost $2,757,417)			150,000
Total Investments before Short Term Investments (Cost $86,681,438,683)			90,356,874,881
		Principal Amount*

Short Term Investments 1.5%
U.S. Government and Agency Securities 1.0%
[m]FHLB, 1/05/15 - 1/21/15	United States	576,800,000	576,798,451
[m]FNMA, 1/05/15	United States	100,000,000	99,999,900
[m,n]U.S. Treasury Bills, 1/02/15 - 3/12/15	United States	260,000,000	259,996,350
Total U.S. Government and Agency Securities (Cost $936,782,249)			936,794,701
Total Investments before Money Market Funds (Cost $87,618,220,932)			91,293,669,582
		Shares
Money Market Funds (Cost $374,603,476) 0.4%
[a,o]Institutional Fiduciary Trust Money Market Portfolio	United States	374,603,476	374,603,476
Investments from Cash Collateral Received for Loaned Securities (Cost
$75,020,560) 0.1%
Money Market Funds 0.1%
[p]BNY Mellon Overnight Government Fund, 0.072%	United States	75,020,560	75,020,560
Total Investments (Cost $88,067,844,968) 99.1%			91,743,293,618
Options Written (0.0)%†			(910,063)
Other Assets, less Liabilities 0.9%			793,322,968
Net Assets 100.0%			$92,535,706,523
		Number of Contracts
Options Written (0.0)%†
Puts - Exchange-Traded
Health Care (0.0)%†
Amgen Inc., February Strike Price $145, Expires 2/20/15	United States	2,000	$(458,000)
Amgen Inc., January Strike Price $145, Expires 1/17/15	United States	2,083	(127,063)
			(585,063)
Materials (0.0)%†
LyondellBasell Industries NV, January Strike Price $75, Expires 1/17/15	United States	5,000	(325,000)
Total Options Written (Premiums Received $1,971,686)			$(910,063)

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 7 regarding holdings of 5% voting securities.
c See Note 6 regarding restricted securities.
d At December 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2014, the aggregate value of these securities was $19,267,232,407, representing 20.82% of net assets.
f A portion or all of the security is on loan at December 31, 2014.
g Income may be received in additional securities and/or cash.
h Defaulted security or security for which income has been deemed uncollectible.
i Perpetual security with no stated maturity date.
j The coupon rate shown represents the rate at period end.
k A portion or all of the security purchased on a delayed delivery basis.
l Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2014, the aggregate value of these securities was $-.
m The security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been pledged as collateral for written options contracts. At December 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $259,996,350, representing 0.28% of net assets.
o Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
p The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Currency

EUR	-	Euro
GBP	-	British Pound
Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
L/C	-	Letter of Credit
MTN	-	Medium Term Note
PIK	-	Payment-In-Kind

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited)

Franklin U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 99.6%
[a]Government National Mortgage Association (GNMA) Adjustable Rate 1.0%
GNMA, 1.625% - 4.00%, 10/20/39 - 5/20/40	$59,578,881	$62,272,741

Government National Mortgage Association (GNMA) Fixed Rate 98.6%
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	17,080	17,151
GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16	51,964	52,542
GNMA GP 30 Year, 11.25%, 10/15/15 - 12/15/15	7,456	7,496
GNMA I SF 15 Year, 6.50%, 5/15/18	81,241	83,896
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	46,069,998	48,731,032
GNMA I SF 30 Year, 4.00%, 3/15/39 - 12/15/40	60,083,089	64,632,703
GNMA I SF 30 Year, 4.00%, 1/15/41 - 9/15/41	8,163,279	8,812,154
GNMA I SF 30 Year, 4.50%, 2/15/39 - 6/15/39	54,228,627	59,818,878
GNMA I SF 30 Year, 4.50%, 6/15/39 - 10/15/39	55,590,560	60,918,969
GNMA I SF 30 Year, 4.50%, 10/15/39 - 1/15/40	49,447,624	54,439,595
GNMA I SF 30 Year, 4.50%, 1/15/40 - 4/15/40	52,768,808	57,892,811
GNMA I SF 30 Year, 4.50%, 4/15/40 - 6/15/40	51,003,419	55,909,184
GNMA I SF 30 Year, 4.50%, 6/15/40	36,481,753	40,132,731
GNMA I SF 30 Year, 4.50%, 6/15/40 - 7/15/40	44,348,627	48,884,920
GNMA I SF 30 Year, 4.50%, 7/15/40	31,479,851	34,489,954
GNMA I SF 30 Year, 4.50%, 7/15/40	32,355,635	35,636,273
GNMA I SF 30 Year, 4.50%, 7/15/40 - 8/15/40	46,936,612	51,467,489
GNMA I SF 30 Year, 4.50%, 8/15/40 - 4/15/41	58,351,589	64,014,632
GNMA I SF 30 Year, 4.50%, 4/15/41 - 6/15/41	31,861,759	35,387,659
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/33	57,407,835	63,743,660
GNMA I SF 30 Year, 5.00%, 9/15/33 - 12/15/33	58,132,187	64,515,340
GNMA I SF 30 Year, 5.00%, 12/15/33 - 8/15/35	57,447,847	63,615,782
GNMA I SF 30 Year, 5.00%, 8/15/35 - 7/15/39	53,089,586	58,710,639
GNMA I SF 30 Year, 5.00%, 7/15/39 - 8/15/39	17,452,847	19,339,903
GNMA I SF 30 Year, 5.00%, 8/15/39 - 9/15/39	57,608,971	63,874,974
GNMA I SF 30 Year, 5.00%, 9/15/39 - 10/15/39	53,294,350	59,047,787
GNMA I SF 30 Year, 5.00%, 10/15/39	46,007,626	51,038,018
GNMA I SF 30 Year, 5.00%, 10/15/39 - 11/15/39	53,645,380	59,601,514
GNMA I SF 30 Year, 5.00%, 11/15/39	23,693,886	26,324,099
GNMA I SF 30 Year, 5.00%, 11/15/39 - 12/15/39	56,342,185	62,593,998
GNMA I SF 30 Year, 5.00%, 12/15/39 - 2/15/40	56,300,159	62,449,776
GNMA I SF 30 Year, 5.00%, 2/15/40 - 3/15/40	49,346,495	54,853,714
GNMA I SF 30 Year, 5.00%, 3/15/40 - 5/15/40	55,984,425	62,170,886
GNMA I SF 30 Year, 5.00%, 5/15/40 - 6/15/40	56,716,636	63,029,309
GNMA I SF 30 Year, 5.00%, 6/15/40	37,254,125	41,398,457
GNMA I SF 30 Year, 5.00%, 9/15/40	48,518,144	53,884,443
GNMA I SF 30 Year, 5.50%, 5/15/28 - 4/15/33	57,767,831	64,997,212
GNMA I SF 30 Year, 5.50%, 4/15/33 - 7/15/33	57,738,866	64,920,571
GNMA I SF 30 Year, 5.50%, 7/15/33 - 4/15/35	56,866,941	64,046,273
GNMA I SF 30 Year, 5.50%, 4/15/35 - 5/15/38	56,263,242	63,240,252
GNMA I SF 30 Year, 5.50%, 5/15/38 - 1/15/39	45,079,196	50,518,222
GNMA I SF 30 Year, 5.50%, 2/15/39 - 2/15/40	57,611,579	64,545,127
GNMA I SF 30 Year, 5.50%, 2/15/40	2,435,560	2,746,397
GNMA I SF 30 Year, 6.00%, 10/15/23 - 9/15/32	56,751,144	64,932,072
GNMA I SF 30 Year, 6.00%, 9/15/32 - 11/15/35	52,543,520	60,502,397
GNMA I SF 30 Year, 6.00%, 12/15/35 - 2/15/37	55,915,755	64,444,396
GNMA I SF 30 Year, 6.00%, 2/15/37 - 12/15/37	55,393,363	63,347,556
GNMA I SF 30 Year, 6.00%, 12/15/37 - 11/15/38	38,458,484	43,637,396
GNMA I SF 30 Year, 6.00%, 11/15/38 - 12/15/39	40,384,083	45,657,252
GNMA I SF 30 Year, 6.50%, 5/15/23 - 11/15/31	56,801,866	65,010,945
GNMA I SF 30 Year, 6.50%, 11/15/31 - 8/15/37	31,145,779	35,914,026
GNMA I SF 30 Year, 6.75%, 3/15/26	10,735	12,254
GNMA I SF 30 Year, 7.00%, 4/15/16 - 5/15/32	57,607,132	64,342,768
GNMA I SF 30 Year, 7.00%, 5/15/32 - 9/15/32	2,323,558	2,672,096
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	234,740	255,016
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33	19,067,456	21,189,919
GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22	124,278	125,072

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30	9,428,530	10,010,293
GNMA I SF 30 Year, 8.50%, 6/15/16 - 5/15/25	2,016,938	2,155,235
GNMA I SF 30 Year, 9.00%, 11/15/15 - 7/15/23	2,274,063	2,384,632
GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22	1,796,780	1,850,263
GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25	1,757,883	1,822,318
GNMA I SF 30 Year, 10.50%, 9/15/15 - 10/15/21	1,035,908	1,073,199
GNMA I SF 30 Year, 11.00%, 7/15/15 - 5/15/21	257,800	264,157
GNMA I SF 30 Year, 11.50%, 9/15/15 - 2/15/16	20,790	20,997
GNMA I SF 30 Year, 12.00%, 2/15/15 - 12/15/15	42,248	42,431
GNMA I SF 30 Year, 12.50%, 1/15/15 - 9/15/15	10,544	10,580
GNMA I SF 30 Year, 13.00%, 3/15/15 - 9/15/15	2,569	2,580
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17	12,414	12,518
GNMA II SF 30 Year, 3.50%, 10/20/40 - 6/20/42	27,440,385	28,858,719
GNMA II SF 30 Year, 3.50%, 7/20/42	113,367,410	119,226,883
GNMA II SF 30 Year, 3.50%, 8/20/42	42,048,747	44,244,342
GNMA II SF 30 Year, 3.50%, 9/20/42	244,401,733	257,033,996
GNMA II SF 30 Year, 3.50%, 10/20/42	50,911,749	53,543,203
GNMA II SF 30 Year, 3.50%, 11/20/42 - 2/20/43	59,015,172	62,096,130
GNMA II SF 30 Year, 3.50%, 2/20/43 - 3/20/43	17,530,609	18,444,773
GNMA II SF 30 Year, 3.50%, 4/20/43 - 5/20/43	56,683,758	59,603,734
GNMA II SF 30 Year, 3.50%, 5/20/43	70,613,406	74,249,322
GNMA II SF 30 Year, 3.50%, 6/20/43	81,551,166	85,748,324
GNMA II SF 30 Year, 3.50%, 8/20/43 - 12/20/43	60,464,264	63,563,837
GNMA II SF 30 Year, 3.50%, 1/20/44	18,763,409	19,721,805
GNMA II SF 30 Year, 3.50%, 6/20/44	48,100,149	50,562,618
GNMA II SF 30 Year, 3.50%, 8/20/44	44,117,564	46,394,917
GNMA II SF 30 Year, 3.50%, 12/20/44	169,988,200	178,763,008
GNMA II SF 30 Year, 4.00%, 5/20/40 - 10/20/40	26,849,737	28,890,040
GNMA II SF 30 Year, 4.00%, 11/20/40	80,370,414	86,494,954
GNMA II SF 30 Year, 4.00%, 12/20/40	46,759,720	50,324,094
GNMA II SF 30 Year, 4.00%, 1/20/41 - 6/20/41	51,313,599	55,230,699
GNMA II SF 30 Year, 4.00%, 7/20/41	69,151,821	74,320,954
GNMA II SF 30 Year, 4.00%, 9/20/41	79,678,781	85,591,343
GNMA II SF 30 Year, 4.00%, 10/20/41	94,982,381	102,022,764
GNMA II SF 30 Year, 4.00%, 11/20/41	84,898,246	91,178,339
[b]GNMA II SF 30 Year, 4.00%, 1/01/42	68,000,000	72,913,267
GNMA II SF 30 Year, 4.00%, 2/20/44 - 6/20/44	56,657,883	61,620,588
GNMA II SF 30 Year, 4.00%, 7/20/44	69,383,207	74,507,590
GNMA II SF 30 Year, 4.00%, 8/20/44	106,827,110	114,753,954
GNMA II SF 30 Year, 4.00%, 9/20/44	3,933,726	4,226,857
GNMA II SF 30 Year, 4.00%, 10/20/44	93,431,468	100,409,173
GNMA II SF 30 Year, 4.00%, 11/20/44	122,351,293	131,499,254
GNMA II SF 30 Year, 4.50%, 5/20/33 - 11/20/39	42,550,904	46,807,957
GNMA II SF 30 Year, 4.50%, 12/20/39	59,459,266	65,401,420
GNMA II SF 30 Year, 4.50%, 1/20/40 - 6/20/40	42,083,469	46,291,914
GNMA II SF 30 Year, 4.50%, 7/20/40	23,627,425	25,968,499
GNMA II SF 30 Year, 4.50%, 5/20/41	76,995,582	84,458,751
GNMA II SF 30 Year, 4.50%, 6/20/41	22,845,619	25,052,025
GNMA II SF 30 Year, 4.50%, 6/20/41	93,533,963	102,567,373
GNMA II SF 30 Year, 4.50%, 7/20/41	99,435,225	109,019,027
GNMA II SF 30 Year, 4.50%, 8/20/41	12,389,313	13,582,989
GNMA II SF 30 Year, 4.50%, 9/20/41	129,563,400	141,980,255
GNMA II SF 30 Year, 4.50%, 10/20/41	96,939,263	106,234,914
GNMA II SF 30 Year, 4.50%, 8/20/42	4,762,889	5,226,527
GNMA II SF 30 Year, 4.50%, 2/20/44	65,071,587	71,212,909
GNMA II SF 30 Year, 5.00%, 7/20/33 - 9/20/33	50,991,604	56,874,900
GNMA II SF 30 Year, 5.00%, 10/20/33 - 2/20/36	58,240,716	64,601,593
GNMA II SF 30 Year, 5.00%, 3/20/36 - 12/20/39	48,504,128	54,114,722
GNMA II SF 30 Year, 5.00%, 4/20/40 - 5/20/40	35,343,166	39,448,136
GNMA II SF 30 Year, 5.00%, 6/20/40 - 9/20/41	44,164,345	49,284,420
GNMA II SF 30 Year, 5.50%, 6/20/34 - 11/20/34	47,233,331	53,321,021
GNMA II SF 30 Year, 5.50%, 12/20/34 - 2/20/35	57,222,234	64,611,199
GNMA II SF 30 Year, 5.50%, 3/20/35 - 4/20/38	54,985,657	62,096,226
GNMA II SF 30 Year, 5.50%, 6/20/38 - 4/20/40	26,606,555	29,936,330
GNMA II SF 30 Year, 6.00%, 10/20/23 - 5/20/35	55,097,686	63,208,519

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
GNMA II SF 30 Year, 6.00%, 6/20/35 - 1/20/38	50,376,843	56,970,874
GNMA II SF 30 Year, 6.00%, 7/20/38 - 7/20/39	29,118,703	32,850,207
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	45,923,726	52,717,088
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	9,191,134	10,974,251
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	2,243,867	2,615,933
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30	1,078,240	1,276,768
GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25	408,258	437,359
GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21	92,074	100,954
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	97,530	104,976
GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21	137,776	151,117
GNMA II SF 30 Year, 10.50%, 8/20/15 - 1/20/21	268,338	279,842
GNMA II SF 30 Year, 11.00%, 10/20/15 - 1/20/21	51,608	52,281
GNMA II SF 30 Year, 11.50%, 7/20/15 - 1/20/18	4,839	4,918
GNMA II SF 30 Year, 12.00%, 4/20/15 - 12/20/15	4,833	4,870
GNMA II SF 30 Year, 12.50%, 5/20/15 - 11/20/15	1,249	1,256
		6,414,112,591
Total Mortgage-Backed Securities (Cost $6,207,538,596)		6,476,385,332
	Shares

Short Term Investments (Cost $87,606,760) 1.3%
Money Market Funds 1.3%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	87,606,760	87,606,760

Total Investments (Cost $6,295,145,356) 100.9%		6,563,992,092

Other Assets, less Liabilities (0.9)%		(59,115,093)
Net Assets 100.0%		$6,504,876,999

a The coupon rate shown represents the rate at period end.
b Security purchased on a to-be-announced (TBA) basis.
c Non-income producing.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

GP - Graduated Payment
SF - Single Family

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited)

Franklin Utilities Fund	Country	Shares	Value
Common Stocks 96.3%
Diversified Telecommunication Services 1.8%
AT&T Inc.	United States	1,600,000	$53,744,000
Verizon Communications Inc.	United States	1,200,000	56,136,000
			109,880,000
Electric Utilities 48.3%
ALLETE Inc.	United States	1,000,000	55,140,000
American Electric Power Co. Inc.	United States	4,100,000	248,952,000
Cleco Corp.	United States	1,032,205	56,296,461
Duke Energy Corp.	United States	3,550,000	296,567,000
Edison International	United States	4,400,000	288,112,000
Entergy Corp.	United States	1,400,000	122,472,000
Exelon Corp.	United States	5,800,000	215,064,000
FirstEnergy Corp.	United States	2,300,000	89,677,000
Great Plains Energy Inc.	United States	4,300,000	122,163,000
Hawaiian Electric Industries Inc.	United States	1,100,000	36,828,000
IDACORP Inc.	United States	400,000	26,476,000
ITC Holdings Corp.	United States	200,000	8,086,000
NextEra Energy Inc.	United States	2,900,000	308,241,000
Northeast Utilities	United States	1,700,000	90,984,000
OGE Energy Corp.	United States	1,900,000	67,412,000
Pinnacle West Capital Corp.	United States	1,800,000	122,958,000
PNM Resources Inc.	United States	3,300,000	97,779,000
Portland General Electric Co.	United States	2,000,000	75,660,000
PPL Corp.	United States	4,000,000	145,320,000
The Southern Co.	United States	4,200,000	206,262,000
SSE PLC	United Kingdom	1,200,000	30,338,535
UIL Holdings Corp.	United States	1,360,000	59,214,400
Westar Energy Inc.	United States	2,500,000	103,100,000
Xcel Energy Inc.	United States	4,500,000	161,640,000
			3,034,742,396
Gas Utilities 2.4%
The Laclede Group Inc.	United States	1,300,000	69,160,000
Northwest Natural Gas Co.	United States	300,000	14,970,000
ONE Gas Inc.	United States	600,000	24,732,000
Questar Corp.	United States	1,705,300	43,109,984
			151,971,984
Independent Power & Renewable Electricity Producers 0.9%
Drax Group PLC	United Kingdom	8,000,000	57,434,975

Multi-Utilities 31.1%
Alliant Energy Corp.	United States	1,500,000	99,630,000
Ameren Corp.	United States	600,000	27,678,000
CenterPoint Energy Inc.	United States	5,100,000	119,493,000
CMS Energy Corp.	United States	4,000,000	139,000,000
Consolidated Edison Inc.	United States	1,000,000	66,010,000
Dominion Resources Inc.	United States	3,700,000	284,530,000
DTE Energy Co.	United States	1,300,000	112,281,000
MDU Resources Group Inc.	United States	3,000,000	70,500,000
National Grid PLC	United Kingdom	11,000,000	157,414,666
NiSource Inc.	United States	1,400,000	59,388,000
NorthWestern Corp.	United States	596,800	33,766,944
PG&E Corp.	United States	4,000,000	212,960,000
Public Service Enterprise Group Inc.	United States	3,300,000	136,653,000
Sempra Energy	United States	2,400,000	267,264,000
TECO Energy Inc.	United States	1,300,000	26,637,000
Vectren Corp.	United States	925,100	42,767,373

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2014 (unaudited) (continued)
Wisconsin Energy Corp.	United States	1,900,000	100,206,000
			1,956,178,983
Oil, Gas & Consumable Fuels 8.5%
Enbridge Inc.	Canada	600,000	30,866,739
Kinder Morgan Inc.	United States	3,500,000	148,085,000
Plains GP Holdings LP, A	United States	2,700,000	69,336,000
SemGroup Corp., A	United States	150,000	10,258,500
Spectra Energy Corp.	United States	1,800,000	65,340,000
TransCanada Corp.	Canada	1,800,000	88,508,073
The Williams Cos. Inc.	United States	2,700,000	121,338,000
			533,732,312
Water Utilities 3.3%
American Water Works Co. Inc.	United States	2,000,000	106,600,000
United Utilities Group PLC	United Kingdom	7,000,000	99,943,840
			206,543,840
Total Common Stocks (Cost $3,586,386,499)			6,050,484,490
		Principal Amount
Corporate Bonds 0.8%
Electric Utilities 0.1%
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	$6,210,938	6,817,783
Multi-Utilities 0.7%
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,737,606
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	25,000,000	37,338,500
			45,076,106
Total Corporate Bonds (Cost $37,461,207)			51,893,889
[a]Senior Floating Rate Interests (Cost $26,939,644) 0.4%
Electric Utilities 0.4%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, FRN, 6.50%, 6/19/16	United States	26,781,949	26,823,809

Total Investments before Short Term Investments (Cost $3,650,787,350)			6,129,202,188
		Shares
Short Term Investments (Cost $141,995,266) 2.2%
Money Market Funds 2.2%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	141,995,266	141,995,266
Total Investments (Cost $3,792,782,616) 99.7%			6,271,197,454
Other Assets, less Liabilities 0.3%			15,817,180
Net Assets 100.0%			$6,287,014,634

a The coupon rate shown represents the rate at period end.
b Non-income producing.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

DIP - Debtor-In-Possession
FRN - Floating Rate Note
GP - Graduated Payment

Franklin Custodian Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Franklin Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Franklin Income Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At December 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	DynaTech Fund	Grow th Fund	Income Fund

Cost of investments	$1,351,612,838	$4,925,334,562	$88,247,263,440

Unrealized appreciation	$1,043,926,903	$6,134,977,345	$10,368,906,376
Unrealized depreciation	(10,872,406)	(36,015,712)	(6,872,876,198)
Net unrealized appreciation (depreciation)	$1,033,054,497	$6,098,961,633	$3,496,030,178

	Franklin U.S.
	Government	Franklin
	Securities Fund	Utilities Fund

Cost of investments	$6,295,454,052	$3,792,644,167

Unrealized appreciation	$289,505,018	$2,502,101,920
Unrealized depreciation	(20,966,978)	(23,548,633)
Net unrealized appreciation (depreciation)	$268,538,040	$2,478,553,287

6. RESTRICTED SECURITIES

At December 31, 2014, Franklin Income Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
21,666,666	First Data Holdings Inc., B (Value is 0.10% of Net Assets)	6/26/14	$86,666,664	$92,231,314

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Franklin Income Fund for the three months ended December 31, 2014, were as shown below.

	Number of				Number of
	Shares/Warrants/				Shares/Warrants/
	Principal Amount*				Principal Amount*	Value at
	Held at Beginning	Gross	Gross		Held at End of	End of		Investment	Realized
Name of Issuer	of Period	Additions	Reductions		Period	Period		Income	Gain (Loss)
Non-Controlled Affiliates
Agrium Inc.	7,500,000	-	(500,000)		7,000,000	$663,040,000	a	$4,641,000	$(1,162,050)
CEVA Group PLC, first lien, 144A, 7.00%, 3/01/21	15,000,000	-	(15,000,000)		-	-		122,500	(600,000)
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	20,320,197	-	-		20,320,197	19,094,645		311,859	-
CEVA Group PLC, secured note, 144A, 9.00%, 9/01/21	20,000,000	-	(20,000,000)		-	-		240,000	(1,050,000)
CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	186,778,982	-	-		186,778,982	165,766,347		1,847,037	-
CEVA Holdings LLC	91,371	-	-		91,371	70,812,571		-	-
CEVA Holdings LLC, cvt. pfd., A-1	2,897	-	-		2,897	2,897,250		-	-
CEVA Holdings LLC, cvt. pfd., A-2	110,565	-	-		110,565	85,687,937		-	-
Dex Media Inc.	2,048,551	-	-		2,048,551	18,375,502		-	-
Dex Media Inc., senior sub. note, PIK, 14.00%, 1/29/17	41,400,812	-	(7,777	) [b]	41,393,035	18,103,078		-	-
Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	1,482,107		(1,482,107)		-	-		7,705	39,792
Dynegy Holdings Inc., Escrow Account	1,024,235,000	-	(1,024,235,000	) [b]	-	-		-	-
Dynegy Finance I Inc./Dynegy Finance II Inc., senior note, 144A, 6.75%, 11/01/19	-	270,000,000	-		270,000,000	275,062,500		3,189,375	-
Dynegy Finance I Inc./Dynegy Finance II Inc., senior note, 144A, 7.375%, 11/01/22	-	256,700,000	-		256,700,000	261,513,125		3,241,661	-
Dynegy Inc.	16,000,000	-	(1,500,000)		14,500,000	440,075,000		-	(10,254,552)
Dynegy Inc., senior note, 5.875%, 6/01/23	105,000,000	-	(5,000,000)		100,000,000	95,500,000		1,484,253	56,616
Dynegy Inc., w ts., 10/02/17	1,143,273	-	-		1,143,273	4,607,390		-	-
Dynegy Roseton Danskammer Pass Through Trust, Escrow Account, B	40,000,000	-	-		40,000,000	-		-	-
[c]R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	22,277,846	-	(677,462)		21,600,384	15,619,778		427,111	99,843
Total Affiliated Securities (Value is 2.31% of Net Assets)						$2,136,155,123		$15,512,501	$(12,870,351)

*In U.S. dollars unless otherw ise indicated.
aAs of December 31, 2014, no longer an affiliate.
bGross reduction w as the result of a corporate action.
cCompany is a w holly ow ned subsidiary of Dex Media Inc.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,334,054,886	$-	$-		$2,334,054,886
Short Term Investments	50,612,449	-	-		50,612,449
Total Investments in Securities	$2,384,667,335	$-	$-		$2,384,667,335

Franklin Grow th Fund
Assets:
Investments in Securities:
Equity Investments[a]	$10,015,828,078	$-	$-		$10,015,828,078
Short Term Investments	563,404,373	445,063,744	-		1,008,468,117
Total Investments in Securities	$10,579,232,451	$445,063,744	$-		$11,024,296,195

Franklin Incom e Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy	$7,136,598,049	$434,540,125	$35,194,500		$7,606,332,674
Financials	3,656,289,567	177,218,750	-		3,833,508,317
Industrials	4,143,597,104	-	159,397,758		4,302,994,862
Information Technology	1,370,118,050	-	92,231,314		1,462,349,364
Utilities	9,811,614,101	139,090,000	-		9,950,704,101
All Other Equity Investments[a]	17,119,700,744	-	-		17,119,700,744
Equity-Linked Securities	-	7,876,304,380	-		7,876,304,380
Convertible Bonds	-	637,175,778	-		637,175,778
Corporate Bonds	-	34,514,376,254	-		34,514,376,254
Senior Floating Rate Interests	-	3,053,278,407	-		3,053,278,407
Escrow s and Litigation Trusts	-	-	150,000	C	150,000
Short Term Investments	634,599,826	751,818,911	-		1,386,418,737
Total Investments in Securities	$43,872,517,441	$47,583,802,605	$286,973,572		$91,743,293,618

Liabilities:
Other Financial Instruments
Options Written	$910,063	$-	$-		$910,063

Franklin U.S. Governm ent Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$-	$6,476,385,332	$-		$6,476,385,332
Short Term Investments	87,606,760	-	-		87,606,760
Total Investments in Securities	$87,606,760	$6,476,385,332	$-		$6,563,992,092

Franklin Utilities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$6,050,484,490	$-	$	- $	6,050,484,490
Corporate Bonds	-	51,893,889		-	51,893,889
Senior Floating Rate Interests	-	26,823,809		-	26,823,809
Short Term Investments	141,995,266	-		-	141,995,266
Total Investments in Securities	$6,192,479,756	$78,717,698	$	- $	6,271,197,454

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at December 31, 2014.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2015